Document And Entity Information	12 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	K12 INC
Entity Central Index Key	0001157408
Entity Filer Category	Large Accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and cash equivalents	$ 133,472	$ 193,099	$ 81,751
Restricted cash and cash equivalents	1,501	1,501	3,343
Accounts receivable, net of allowance of $1,983, $1,777, and $1,363 at September 30, 2011, June 30, 2011, and June 30, 2010 respectively	214,388	96,235	71,184
Inventories, net	18,427	30,554	26,193
Current portion of deferred tax asset	7,799	7,175	4,672
Prepaid expenses	13,232	10,424	8,849
Other current assets	17,899	9,111	7,286
Total current assets	406,718	348,099	203,278
Property and equipment, net	58,148	46,625	24,260
Capitalized software development costs, net	24,408	24,386	16,453
Capitalized curriculum development costs, net	56,424	55,619	39,860
Deferred tax asset, net of current portion			5,912
Intangible assets, net	37,435	38,291	14,081
Goodwill	66,668	55,627	1,825
Investment in Web International	10,000	10,000
Deposits and other assets	2,515	3,448	2,213
Total assets	662,316	582,095	307,882
LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY
Accounts payable	31,850	21,176	12,691
Accrued liabilities	19,025	14,126	8,840
Accrued compensation and benefits	16,474	13,086	10,563
Deferred revenue	63,257	21,907	9,593
Current portion of capital lease obligations	15,101	11,914	10,996
Current portion of notes payable	1,116	1,443	1,251
Total current liabilities	146,823	83,652	53,934
Deferred rent, net of current portion	5,056	4,698	1,782
Capital lease obligations, net of current portion	15,710	8,552	7,710
Notes payable, net of current portion	1,923	2,299	655
Deferred tax liability	11,818	9,604
Other long term liabilities	3,242	3,343	435
Total liabilities	184,572	112,148	64,516
Commitments and contingencies
Redeemable noncontrolling interest	17,200	17,200	17,374
Equity:
Common stock, par value $0.0001; 100,000,000 shares authorized; 36,277,533, 35,927,452 and 30,441,412 shares issued and outstanding at September 30, 2011, June 30, 2011, and June 30, 2010 respectively	4	4	3
Additional paid-in capital	515,330	512,181	361,344
Accumulated other comprehensive income	110	28
Accumulated deficit	(122,104)	(126,704)	(139,496)
Total K12 Inc. stockholders' equity	456,452	448,621	221,851
Noncontrolling interest	4,092	4,126	4,141
Total equity	460,544	452,747	225,992
Total liabilities, redeemable noncontrolling interest and equity	662,316	582,095	307,882
Series A Special Stock [Member]
Equity:
Series A Special Stock, par value $0.0001; 2,750,000 issued and outstanding at September 30, 2011 and June 30, 2011 and 0 shares issued and outstanding at June 30, 2010	$ 63,112	$ 63,112

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Allowance for accounts receivable	$ 1,983	$ 1,777	$ 1,363
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	36,277,533	35,927,452	30,441,412
Common stock, shares outstanding	36,277,533	35,927,452	30,441,412
Series A Special Stock [Member]
Series A Special Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A Special Stock, shares issued	2,750,000	2,750,000	0
Series A Special Stock, shares outstanding	2,750,000	2,750,000	0

Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Condensed Consolidated Statements Of Operations [Abstract]
Revenues	$ 193,330	$ 128,268	$ 130,293	$ 129,002	$ 134,871	$ 88,321	$ 96,627	$ 93,197	$ 106,325	$ 522,434	$ 384,470	$ 315,573
Cost and expenses
Instructional costs and services	107,579	78,107	77,727	76,195	75,082	55,868	56,479	51,589	58,093	307,111	222,029	196,976
Selling, administrative, and other operating expenses	71,260	52,324	36,763	35,177	50,498	32,329	26,843	24,899	33,327	174,762	117,398	86,683
Product development expenses	6,224	4,029	4,972	3,435	3,911	1,999	2,924	2,415	2,238	16,347	9,576	9,575
Total costs and expenses	185,063	134,460	119,462	114,807	129,491	90,196	86,246	78,903	93,658	498,220	349,003	293,234
Income from operations	8,267	(6,192)	10,831	14,195	5,380	(1,875)	10,381	14,294	12,667	24,214	35,467	22,339
Interest expense, net	(221)	(237)	(307)	(366)	(297)	(289)	(361)	(324)	(357)	(1,207)	(1,331)	(982)
Income before income tax expense and noncontrolling interest	8,046	(6,429)	10,524	13,829	5,083	(2,164)	10,020	13,970	12,310	23,007	34,136	21,357
Income tax expense	(3,697)	2,968	(5,260)	(6,119)	(2,931)	427	(3,927)	(4,381)	(5,368)	(11,342)	(13,249)	(9,628)
Net income - K12 Inc.	4,349	(3,461)	5,264	7,710	2,152	(1,737)	6,093	9,589	6,942	11,665	20,887	11,729
Add net loss attributable to noncontrolling interest	251	617	335	129	46	412	36	49	141	1,127	638	586
Net income attributable to common stockholders, including Series A stockholders	$ 4,600	$ (2,844)	$ 5,599	$ 7,839	$ 2,198	$ (1,325)	$ 6,129	$ 9,638	$ 7,083	$ 12,792	$ 21,525	$ 12,315
Net income attributable to common stockholders per share, excluding Series A stockholders:
Basic	$ 0.12	$ (0.08)	$ 0.17	$ 0.24	$ 0.07	$ (0.04)	$ 0.2	$ 0.33	$ 0.24	$ 0.37	$ 0.72	$ 0.43
Diluted	$ 0.12	$ (0.08)	$ 0.16	$ 0.23	$ 0.07	$ (0.04)	$ 0.2	$ 0.32	$ 0.24	$ 0.37	$ 0.71	$ 0.42
Weighted average shares used in computing per share amounts:
Basic	35,629,836	34,460,563	30,958,807	30,565,683	30,343,696	30,195,130	29,951,327	29,648,674	29,378,074	31,577,758	29,791,973	28,746,188
Diluted	35,954,075	34,460,563	31,758,313	31,128,286	30,805,106	30,195,130	30,352,974	29,974,642	29,948,550	32,114,761	30,248,683	29,639,974

Condensed Consolidated Statement Of Equity (USD $)		Common Stock [Member]	Series A Special Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Jun. 30, 2008		$ 3,000		$ 323,621,000		$ (173,336,000)		$ 150,288,000
Beginning balance, shares at Jun. 30, 2008		27,944,826
Net income/(loss)						12,315,000	(586,000)	11,729,000
Stock based compensation expense				2,790,000				2,790,000
Exercise of stock options				9,895,000				9,895,000
Exercise of stock options, shares		1,344,993						1,344,993
Excess tax benefit from stock-based compensation				6,998,000				6,998,000
Exercise of stock warrants on cashless provision		667
Noncontrolling interest contribution							5,000,000	5,000,000
Ending balance at Jun. 30, 2009		3,000		343,304,000		(161,021,000)	4,414,000	186,700,000
Ending balance, shares at Jun. 30, 2009		29,290,486
Net income/(loss)	[1]					21,525,000	(273,000)	21,252,000
Stock based compensation expense				5,934,000				5,934,000
Exercise of stock options				8,544,000				8,544,000
Exercise of stock options, shares		936,195						936,195
Excess tax benefit from stock-based compensation				3,935,000				3,935,000
Issuance of restricted stock awards, shares		225,946
Forfeiture of restricted stock awards, shares		(22,089)
Exercise of stock warrants				50,000				50,000
Exercise of stock warrants, shares		6,173
Exercise of stock warrants on cashless provision		7,565
Accretion of redeemable noncontrolling interests to estimated redemption value				(365,000)				(365,000)
Retirement of restricted stock for tax withholding				(58,000)				(58,000)
Retirement of restricted stock for tax withholding, shares		(2,864)
Ending balance at Jun. 30, 2010		3,000		361,344,000		(139,496,000)	4,141,000	225,992,000
Ending balance, shares at Jun. 30, 2010		30,441,412
Net income/(loss)	[1]					12,792,000	(15,000)	12,777,000
Foreign currency translation adjustments					28,000			28,000
Comprehensive Income								12,805,000
Stock based compensation expense				9,466,000				9,466,000
Exercise of stock options				13,364,000				13,364,000
Exercise of stock options, shares		1,131,747						1,131,747
Excess tax benefit from stock-based compensation				4,954,000				4,954,000
Issuance of restricted stock awards, shares		451,143
Forfeiture of restricted stock awards, shares		(40,618)
Series A special stock removal of redemption provision and approval of conversion right			63,112,000					63,112,000
Series A special stock removal of redemption provision and approval of conversion right, shares			2,750,000
Accretion of redeemable noncontrolling interests to estimated redemption value				(938,000)				(938,000)
Stock issuance - TCV investment, net		1,000		125,618,000				125,619,000
Stock issuance - TCV investment, net, shares		4,000,000
Retirement of restricted stock for tax withholding				(1,627,000)				(1,627,000)
Retirement of restricted stock for tax withholding, shares		(56,232)
Ending balance at Jun. 30, 2011		4,000	63,112,000	512,181,000	28,000	(126,704,000)	4,126,000	452,747,000
Ending balance, shares at Jun. 30, 2011		35,927,452	2,750,000
Net income/(loss)	[2]					4,600,000	(34,000)	4,566,000
Foreign currency translation adjustments					82,000			82,000
Comprehensive Income								4,648,000
Stock based compensation expense				2,194,000				2,194,000
Exercise of stock options				1,042,000				1,042,000
Exercise of stock options, shares		63,631						63,631
Excess tax benefit from stock-based compensation				711,000				711,000
Issuance of restricted stock awards, shares		309,227
Forfeiture of restricted stock awards, shares		(4,315)
Accretion of redeemable noncontrolling interests to estimated redemption value				(217,000)				(217,000)
Retirement of restricted stock for tax withholding				(581,000)				(581,000)
Retirement of restricted stock for tax withholding, shares		(18,462)
Ending balance at Sep. 30, 2011		$ 4,000	$ 63,112,000	$ 515,330,000	$ 110,000	$ (122,104,000)	$ 4,092,000	$ 460,544,000
Ending balance, shares at Sep. 30, 2011		36,277,533	2,750,000

[1]	Net income attributable to noncontrolling interest excludes $1.1 million and $0.4 million for the years ended June 30, 2011 and June 30, 2010, respectively due to the redeemable noncontrolling interest related to Middlebury Interactive Languages, which is reported outside of permanent equity in the consolidated balance sheet (See Note 11).
[2]	Net income (loss) attributable to noncontrolling interests excludes ($0.2) million due to the redeemable noncontrolling interest related to Middlebury Interactive Languages, which is reported outside of permanent equity in the unaudited condensed consolidated balance sheets.

Condensed Consolidated Statement Of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidated Statement Of Equity [Abstract]
Redeemable noncontrolling interest related to Middlebury Interactive Languages	$ (0.2)	$ 1.1	$ 0.4

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities
Net income	$ 4,349	$ 2,152	$ 11,665	$ 20,887	$ 11,729
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense	12,992	9,392	42,934	25,761	20,835
Stock based compensation expense	2,194	3,413	9,466	5,934	2,790
Excess tax benefit from stock based compensation	(711)	(122)	(4,954)	(3,935)	(6,998)
Deferred income taxes	2,301	2,358	10,978	11,858	9,584
Provision for (reduction of) doubtful accounts	201	(82)	1,472	308	(403)
Provision for inventory obsolescence	39	664	1,060	1,019	149
Provision for (reduction of) student computer shrinkage and obsolescence	377	71	219	(178)	243
Impairment of capitalized curriculum development cost					261
Changes in assets and liabilities:
Accounts receivable	(118,354)	(69,741)	(15,810)	(18,460)	(21,999)
Inventories	12,088	9,760	(4,621)	4,840	(11,529)
Prepaid expenses	(2,808)	2,764	363	327	(5,529)
Other current assets	(8,788)	(4,267)	(1,825)	(5,199)	(1,859)
Deposits and other assets	933	148	(1,037)	30	(1,828)
Accounts payable	10,673	12,866	2,726	2,326	(4,022)
Accrued liabilities	4,899	1,680	615	1,012	3,145
Accrued compensation and benefits	3,388	(5,915)	1,976	2,271	(1,758)
Deferred revenue	41,008	25,987	6,760	6,203	275
Cash invested in restricted cash and cash equivalents		1,843	1,842	(843)	(2,500)
Deferred rent	258	2,190	3,384	519	59
Net cash used in operating activities	(34,961)	(4,839)	67,213	54,680	(9,355)
Cash flows from investing activities
Purchase of property, equipment and software development costs	(4,911)	(8,561)	(29,563)	(10,357)	(13,939)
Capitalized curriculum development costs	(3,706)	(3,208)	(18,086)	(13,904)	(13,931)
Purchase of acquired entity, net of cash aquired	(12,641)
Cash advanced for AEC performance escrow			(6,825)
Cash returned for AEC performance escrow			6,825
Cash paid for investment in Web			(10,000)
Purchase of domain name					(16)
Net cash used in investing activities	(21,258)	(11,769)	(83,031)	(24,261)	(27,886)
Cash flows from financing activities
Proceeds from issuance of common stock, net			125,618
Repayments on capital lease obligations	(3,959)	(3,720)	(15,135)	(12,945)	(9,133)
Repayments on notes payable	(703)	(306)	(1,969)	(1,029)	(804)
Proceeds from notes payable			1,933		3,135
Borrowings from line of credit			15,000
Repayments under the line of credit			(15,000)
Net proceeds from noncontrolling interest contribution				3,374	5,000
Proceeds from exercise of stock options	1,042	1,109	13,364	8,544	9,824
Proceeds from exercise of stock warrants				50
Excess tax benefit from stock based compensation	711	122	4,954	3,935	6,998
Repurchase of restricted stock for income tax withholding	(581)		(1,627)	(58)
Net cash used in financing activities	(3,490)	(2,795)	127,138	1,871	15,020
Effect of foreign exchange rate changes on cash and cash equivalents	82		28
Net change in cash and cash equivalents	(59,627)	(19,403)	111,348	32,290	(22,221)
Cash and cash equivalents, beginning of period	193,099	81,751	81,751	49,461	71,682
Cash and cash equivalents, end of period	133,472	62,348	193,099	81,751	49,461
Purchase Of AEC [Member]
Cash flows from investing activities
Purchase of acquired entity, net of cash aquired			(24,543)
Purchase Of IS Berne [Member]
Cash flows from investing activities
Purchase of acquired entity, net of cash aquired			$ (839)

Condensed Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2011
Purchase Of AEC [Member]
Business acquisition, cash acquired	$ 3,841
Purchase Of IS Berne [Member]
Business acquisition, cash acquired	$ 1,563

Description Of The Business	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Description Of The Business [Abstract]
Description Of The Business
1.	Description of the Business

K12 Inc., and its subsidiaries (K12 or the Company), is a technology-based education company. The Company offers proprietary curriculum, software systems and educational services designed to facilitate individualized learning for students primarily in kindergarten through 12th grade, or K-12. The Company's mission is to maximize a child's potential by providing access to an engaging and effective education, regardless of geographic location or socio-economic background. Since the Company's inception, we have invested more than $240 million to develop and to a lesser extent, acquire curriculum and online learning platforms that promote mastery of core concepts and skills for students of all abilities. This learning system combines our curriculum and offerings with an individualized learning approach well-suited for virtual public schools, hybrid schools, school district online programs, public charter schools and private schools that utilize varying degrees of online and traditional classroom instruction, and other educational applications. The Company is also expanding our offering of foreign languages with Middlebury Interactive Languages, our joint venture with Middlebury College. The Company has increased its international investment with a 20% ownership interest in The Web International Education Group, Ltd., a company providing English instruction to young adults in China, and also is investing in the post-secondary market through Capital Education LLC, a provider of online services to post-secondary institutions (Capital Education). In contracting with a virtual public school and hybrid school, the Company typically provides students with access to the K12 online curriculum, offline learning kits, use of a personal computer and provides management services. For fiscal year 2012, the Company will manage schools in 29 states, including Tennessee and Louisiana added in fiscal year 2012, and the District of Columbia. In addition, the Company sells access to its on-line curriculum and offline learning kits directly to individual consumers.

1.    Description of the Business

K12 Inc. and its subsidiaries (K12 or the Company) are a technology-based education company. The Company offers proprietary curriculum, software systems and educational services designed to facilitate individualized learning for students primarily in kindergarten through 12th grade, or K-12. The Company's mission is to maximize a child's potential by providing access to an engaging and effective education, regardless of geographic location or socio-economic background. Since the Company's inception, we have invested more than $240 million to develop and to a lesser extent, acquire curriculum and online learning platforms that promote mastery of core concepts and skills for students of all abilities. This learning system combines our curriculum and offerings with an individualized learning approach well-suited for virtual public schools, hybrid schools, school district online programs, public charter schools and private schools that utilize varying degrees of online and traditional classroom instruction, and other educational applications. The Company is also expanding our offering of foreign languages with Middlebury Interactive Languages, our joint venture with Middlebury College. The Company has increased its international investment with a 20% ownership interest in The Web International Education Group, Ltd., a company providing English instruction to young adults in China, and also is investing in the post-secondary market through Capital Education. In contracting with a virtual public school and hybrid school, the Company typically provides students with access to the K12 online curriculum, offline learning kits, use of a personal computer and provides management services. For fiscal year 2012, the Company will manage schools in 29 states and the District of Columbia. The Company expanded into two new states, Massachusetts and Michigan for fiscal year 2011 and has added two new states, Tennessee and Louisiana, in fiscal year 2012. In addition, the Company sells access to its on-line curriculum and offline learning kits directly to individual consumers.

Basis Of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Basis Of Presentation [Abstract]
Basis Of Presentation
2.	Basis of Presentation

The accompanying condensed consolidated balance sheet as of September 30, 2011, the condensed consolidated statements of operations for the three months ended September 30, 2011 and 2010, the condensed consolidated statements of cash flows for the three months ended September 30, 2011 and 2010, and the condensed consolidated statement of equity (deficit) for the three months ended September 30, 2011 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position as of September 30, 2011, the results of operations for the three months ended September 30, 2011 and 2010, cash flows for the three months ended September 30, 2011 and 2010 and the condensed consolidated statement of equity (deficit) for the three months ended September 30, 2011. The results of the three month period ended September 30, 2011 are not necessarily indicative of the results to be expected for the year ending June 30, 2012 or for any other interim period or for any other future fiscal year. The consolidated balance sheet as of June 30, 2011 has been derived from the audited consolidated financial statements at that date.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X of the Securities Exchange Act of 1934, as amended ("Exchange Act"). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, these statements include all adjustments (consisting of normal recurring adjustments) considered necessary to present a fair statement of our consolidated results of operations, financial position and cash flows. Preparation of the Company's financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and footnotes. Actual results could differ from those estimates. This quarterly report on Form 10-Q should be read in conjunction with the financial statements and the notes thereto included in the Company's latest annual report on Form 10-K filed on October 7, 2011 which contains the Company's audited financial statements for the fiscal year ended June 30, 2011.

2.    Basis of Presentation

The consolidated financial statements include the accounts of the Company, its wholly-owned and affiliated companies that the Company owns, directly or indirectly, and all controlled subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
3.	Summary of Significant Accounting Policies

Revenue Recognition

Revenues are principally earned from long-term contractual agreements to provide on-line curriculum, books, materials, computers and management services to virtual public schools, hybrid schools, traditional schools, school districts, public charter schools and private schools. In addition to providing the curriculum, books and materials under the virtual public school and hybrid school contracts from which most of the Company's revenue is derived, the Company is responsible for all aspects of the management of schools, including monitoring academic achievement, teacher hiring and training, compensation of school personnel, financial management, enrollment processing and procurement of curriculum, equipment and required services. The schools receive funding on a per student basis from the state in which the public school or school district is located. Shipments for schools that occur in the fourth fiscal quarter that are for the upcoming school year are recorded in deferred revenues.

Where the Company has determined that they are the primary obligor for substantially all expenses under these contracts, the Company records the associated per student revenue received by the school from its state funding school district up to the expenses incurred in accordance with ASC 605 — Revenue Recognition. For contracts in which the Company is not the primary obligor, the Company records revenue based on its net fees earned per the contractual agreement.

The Company generates revenues under contracts with virtual public schools and hybrid schools which include multiple elements. These elements include providing each of a school's students with access to the Company's on-line school and the on-line component of lessons; offline learning kits which include books and materials designed to complement and supplement the on-line lessons; the use of a personal computer and associated reclamation services; internet access and technology support services; the services of a state-certified teacher and; all management and technology services required to operate a virtual public school or hybrid school. In certain managed school contracts, our revenue is determined directly by per enrollment funding. As our services are performed over the fiscal year, we generally earn and recognize revenues ratably over that period.

The Company has determined that the elements of our contracts are valuable to schools in combination, but do not have standalone value. As a result, the elements within our multiple-element contracts do not qualify for treatment as separate units of accounting. Accordingly, the Company accounts for revenues received under multiple element arrangements as a single unit of accounting and recognizes the entire arrangement based upon the approximate rate at which we incur the costs associated with each element.

Under the contracts with the schools where the Company provides turnkey management services, the Company has generally agreed to absorb any operating losses of the schools in a given school year. These school operating losses represent the excess of costs incurred over revenues earned by the virtual public schools or hybrid schools as reflected on their financial statements. The costs include Company charges to the schools. The fact that a school has an operating loss in one year does not necessarily mean the Company anticipates losing money on the entire contract, however, a school operating loss may reduce the Company's ability to collect invoices in full. Accordingly, the Company's recognized revenues reflect this reduction. The Company amortizes the estimated school operating loss against revenues based upon the percentage of actual revenues in the period to total estimated revenues for the fiscal year. Management periodically reviews its estimates of full year school revenues and full year school operating expenses and amortizes the net impact of any changes to these estimates over the remainder of the fiscal year. Actual school operating losses may vary from these estimates or revisions, and the impact of these differences could have a material impact on results of operations. Since the end of the school year coincides with the end of the Company's fiscal year, annual revenues are generally based on actual school revenues and actual costs incurred in the calculation of school operating losses.

On December 1, 2010, the Company acquired The American Education Corporation (AEC), a leading provider of research-based core curriculum for kindergarteners through adult learners. AEC derives revenues from four sources: (1) annual subscription license revenues; (2) license revenues from non-cancelable perpetual license agreements; (3) related professional and support services and (4) hosting services to provide customers with access to its online courses.

We recognize revenue in accordance with ASC 605 when all of the following conditions are met: there is persuasive evidence of an arrangement; delivery has occurred or services have been rendered; the amount of fees to be paid by the customer is fixed and determinable; and the collectability of the fee is probable. Revenue from hosting services is recognized over the term of the hosting agreement.

Revenue from the licensing of curriculum under subscription arrangements where AEC provides online access to curriculum is recognized on a ratable basis over the subscription period starting the later of the first day of the subscription period or when all revenue recognition criteria identified above have been met. Revenue from the licensing of curriculum under subscription and non-cancelable perpetual arrangements where AEC is not providing access via hosting arrangement is recognized when all revenue recognition criteria have been met. Revenue from professional and support services include consulting and training services, which are deferred and recognized ratably over the service period.

Other revenues are generated from individual customers who prepay and have access for 12 or 24 months to curriculum via the Company's Web site. The Company recognizes these revenues pro rata over the maximum term of the customer contract, which is either 12 or 24 months. Revenues from associated offline learning kits are recognized upon shipment.

During the three months ended September 30, 2011 and 2010, approximately 56% and 50%, respectively, of the Company's revenues were recognized from schools we managed. During the three months ended September 30, 2011, we had contracts with two schools that represented approximately 7% and 9% of revenues. During the three months ended September 30, 2010, we had contracts with two schools that each individually represented approximately 12% of revenues. Approximately 13% and 12% of accounts receivable was attributable to a contract with one school as of September 30, 2011 and June 30, 2011.

Consolidation

The condensed consolidated financial statements include the accounts of the Company, its wholly-owned and affiliated companies that the Company owns, directly or indirectly, and all controlled subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Inventories

Inventories consist primarily of schoolbooks and curriculum materials, a majority of which are supplied to virtual public schools and hybrid schools and utilized directly by students. Inventories represent items that are purchased and held for sale and are recorded at the lower of cost (first-in, first-out method) or market value. Excess and obsolete inventory reserves are established based upon the evaluation of the quantity on hand relative to demand. The excess and obsolete inventory reserve was $3.0 million and $2.9 million at September 30, 2011 and June 30, 2011, respectively

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

Series A Special Stock

The Company issued 2,750,000 shares of Series A Special stock in connection with its acquisition of KC Distance Learning, Inc. The holders of the Series A Special stock have the right to convert those shares into common stock on a one-for-one basis and for the right to vote on all matters presented to K12 shareholders, other than for the election and removal of directors, for which holders of the Series A Special stock have no voting rights.

Noncontrolling Interest

Earnings or losses attributable to other stockholders of a consolidated affiliated company are classified separately as "noncontrolling interest" in the Company's condensed consolidated statements of operations. Net loss attributable to noncontrolling interest reflects only its share of the after-tax earnings or losses of an affiliated company. Income taxes attributable to noncontrolling interest are determined using the applicable statutory tax rates in the jurisdictions where such operations are conducted. These rates vary from country to country. The Company's condensed consolidated balance sheets reflect noncontrolling interest within the equity section of the condensed consolidated balance sheets rather than in the mezzanine section of the condensed consolidated balance sheets, except for redeemable noncontrolling interest. Noncontrolling interest is classified separately in the Company's condensed consolidated statement of equity (deficit).

Redeemable Noncontrolling Interests

Noncontrolling interests in subsidiaries that are redeemable outside of the Company's control for cash or other assets are classified outside of permanent equity at fair value. The redeemable noncontrolling interests will be adjusted to their fair value at each balance sheet date. The resulting increases or decreases in the estimated redemption amount are affected by corresponding charges against retained earnings, or in the absence of retained earnings, additional paid-in-capital.

Goodwill and Intangibles

The Company records as goodwill the excess of purchase price over the fair value of the identifiable net assets acquired. Finite-lived intangible assets acquired in business combinations subject to amortization are recorded at their fair value in accordance with ASU Topic 350 — Intangibles — Goodwill and Other. Finite-lived intangible assets include trade names and non-compete agreements. Such intangible assets are amortized on a straight-line basis over their estimated useful lives.

In accordance with ASC Topic 360 — Property, Plant, and Equipment, the Company reviews its recorded finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset.

ASC 350 prescribes a two-step process for impairment testing of goodwill and intangibles with indefinite lives, which is performed annually, as well as when an event triggering impairment may have occurred. Goodwill and intangible assets deemed to have an indefinite life are tested for impairment on an annual basis, or earlier when events or changes in circumstances suggest the carrying amount may not be fully recoverable. The Company has elected to perform its annual assessment on May 31st of each year.

During the first quarter of 2011, the Company's goodwill increased by approximately $11.1 million due primarily to the acquisition of certain assets of Kaplan Virtual Education and Insight Schools (Kaplan/Insight Assets) a subsidiary of Kaplan, Inc (see Note 10). The Company did not experience a significant adverse change in its business climate and therefore does not believe a triggering event occurred that would require a detailed test of goodwill for impairment as of an interim date. Consequently, the first step of the goodwill impairment test will not be performed during the first quarter of 2012. The Company will complete its annual goodwill impairment test as of May 31, 2012.

The following table represents goodwill additions during the fiscal quarter ended September 30, 2011:

($ in millions)	Amount
Rollforward of Goodwill
Balance as of June 30, 2011	$55.6
Acquisition of certain Kaplan/Insight Assets	11.0
Other adjustments	0.1

Balance as of September 30, 2011	$66.7

The following table represents the balance of intangible assets as of September 30, 2011 and June 30, 2011.

Intangible Assets:

	September 30, 2011			June 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names	$23.3	$(1.8)	$21.5	$23.3	$(1.6)	$21.7
Customer and distributor relationships	16.5	(1.9)	14.6	16.5	(1.3)	15.2
Developed technology	1.5	(0.5)	1.0	1.5	(0.4)	1.1
Other	0.5	(0.2)	0.3	0.5	(0.2)	0.3

	$41.8	$(4.4)	$37.4	$41.8	$(3.5)	$38.3

Impairment of Long-Lived Assets

Long-lived assets include property, equipment, capitalized curriculum and software developed or obtained for internal use. In accordance with ASC 360, the Company reviews its recorded long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset. There was no impairment for the quarter ended September 30, 2011 and the year ended June 30, 2011.

Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability, in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1:	Inputs based on quoted market prices for identical assets or liabilities in active markets at the measurement date.

Level 2:

Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:

Inputs reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the instruments valuation.

The carrying values reflected in our consolidated balance sheets for cash and cash equivalents, receivables, and short and long term debt approximate their fair values. The redeemable noncontrolling interest is a result of the Company's venture with Middlebury College to form a new entity, Middlebury Interactive Languages. Under the agreement, Middlebury College has an irrevocable election to sell all (but not less than all) of its Membership Interest to the Company ("put right"). The fair value of the redeemable noncontrolling interest reflects management's best estimate of the redemption value of the put right. The Company has recorded its investment in Web International Education Group, Ltd. (Web) as an available for sale debt security because of our ability to put the investment to other Web shareholders in return for the original $10 million purchase price plus interest. The fair value reflects management's best estimate of the investment in Web.

The following table summarizes certain fair value information at June 30, 2011 for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

The following table summarizes certain fair value information at September 30, 2011 for assets and liabilities measured at fair value on a recurring basis.

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

The following table presents activity related to our fair value measurements categorized as Level 3 of the valuation hierarchy, valued on a recurring basis:

	Three Months Ended September 30, 2011
Description	Fair Value June 30, 2011	Purchases, Issuances, and Settlements	Unrealized Gains/(Losses)	Fair Value September 30, 2011
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	—	—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

The fair value of the investment in Web International Education Group (Web) as of September 30, 2011 was estimated to be $10 million. The fair value was measured based on the initial cost of the investment and Web's financial performance since initial investment. There was no underlying change in its estimated market value. There have been no transfers in or out of Level 3 of the hierarchy for the period presented.

The fair value of the Redeemable Noncontrolling Interest in Middlebury Joint Venture was measured in accordance with ASC 480, Distinguishing Liabilities from Equity, and was based upon a valuation from a third party valuation firm as of June 30, 2011. As of September 30, 2011 the Company performed an internal analysis and detemined there was no underlying change in the estimated fair market value. This analysis incorporated a number of assumptions and estimates including the financial results of the joint venture to date.

Net Income Per Common Share

The Company calculates net income per share in accordance with ASC 260. Under ASC 260, basic net income per common share is calculated by dividing net income by the weighted-average number of common shares outstanding during the reporting period. The weighted average number of shares of common stock outstanding includes vested restricted stock awards. Diluted earnings per share reflects the potential dilution that could occur assuming conversion or exercise of all dilutive unexercised stock options and restricted stock awards. The dilutive effect of stock options and restricted stock awards was determined using the treasury stock method. Under the treasury stock method, the proceeds received from the exercise of stock options and restricted stock awards, the amount of compensation cost for future service not yet recognized by the Company, and the amount of tax benefits that would be recorded in additional paid-in capital when the stock options become deductible for income tax purposes are all assumed to be used to repurchase shares of the Company's common stock. Stock options and restricted awards are not included in the computation of diluted earnings per share when they are antidilutive. Common stock outstanding reflected in our consolidated balance sheet includes restricted awards outstanding. Securities that may participate in undistributed earnings with common stock are considered participating securities. Since the Series A Shares participate in all dividends and distributions declared or paid with respect to common stock of the Company (as if a holder of common stock), the Series A Shares meet the definition of participating security under ASC 260 Participating Securities and the Two-Class Method under FASB Statement No. 128. All securities that meet the definition of a participating security, regardless of whether the securities are convertible, non-convertible, or potential common stock securities, are included in the computation of both basic and diluted EPS (as a reduction of the numerator) using the two-class method. Under the two-class method all undistributed earnings in a period are to be allocated to common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed.

The following schedule presents the calculation of basic and diluted net income per share:

	Three Months Ended September 30,
	2011	2010
	(In thousands except shares and per share data)
Basic earnings per share computation:
Net income — K12	$4,600	$2,198
Amount allocated to participating Series A stockholders	$(330)	$(137)

Income available to common stockholders — basic	$4,270	$2,061

Weighted average common shares — basic historical	35,629,836	30,343,696

Basic net income per share	$0.12	$0.07

Dilutive earnings per share computation:
Net income — K12	$4,600	$2,198
Amount allocated to participating Series A stockholders	$(330)	$(137)

Income available to common stockholders — diluted	$4,270	$2,061

Share computation:
Weighted average common shares — basic historical	35,629,836	30,343,696
Effect of dilutive stock options and restricted stock awards	324,239	461,410

Weighted average common shares outstanding — diluted	35,954,075	30,805,106

Diluted net income per share	$0.12	$0.07

Recent Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures, which requires new disclosures for transfers in and out of Level 1 and Level 2 and activity in Level 3 of the fair value hierarchy. ASU 2010-06 requires separate disclosure of the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and a description of the reasons for the transfers. In the reconciliation for fair value measurements using Level 3 inputs, a reporting entity should present separately information about purchases, sales, issuances and settlements. ASU 2010-06 is effective for new disclosures and clarification of existing disclosures for interim and annual periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the Level 3 activity rollforward. The Company adopted the provisions of ASU 2010-06 as of July 1, 2011. The adoption of ASU 2010-06 did not have a material impact on its financial condition, results of operations, and disclosures.

In December 2010, the FASB issued ASU 2010-28, When to Perform Step 2 of the Goodwill Impairment test for Reporting Units with Zero or Negative Carrying Amounts, which provides authoritative guidance on application of a goodwill impairment model when a reporting unit has a zero or negative carrying amount. When a reporting unit has a zero or negative carrying value, Step 2 of the goodwill impairment test should be performed if qualitative factors indicate that it is more likely than not goodwill impairment exists. The Company adopted the provisions of ASU 2010-28 as of July 1, 2011. The adoption of ASU 2010-28 did not have a material impact on its financial condition, results of operations and disclosures.

In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combination, which provides authoritative guidance on disclosure of supplementary pro forma information for business combinations. The new guidance requires that pro forma financial information should be prepared as if the business combination has occurred as of the beginning of the prior annual period. The Company adopted the provisions of ASU 2010-29 as of July 1, 2011. The adoption of ASU 2010-29 did not have a material impact on its financial condition, results of operations and disclosures.

In June 2011, the FASB issues ASU 2011-05, Presentation of Comprehensive Income, which provides authoritative guidance on disclosure requirements for comprehensive income. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. This guidance will be effective for the Company beginning on July 1, 2012. The Company does not expect the guidance to impact its financial condition and results of operations, as it only requires a change in the format of presentation.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides authoritative guidance to simplify how entities, both public and nonpublic, test goodwill for impairment. This accounting update permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This guidance will be effective for the Company beginning on July 1, 2012, with early adoption permitted. The Company does not expect the guidance to impact its consolidated financial statements.

3.    Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions affecting the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, we evaluate our estimates and assumptions, including those related to allowance for doubtful accounts, inventory reserves, amortization periods, the allocation of purchase price to the fair value of net assets and liabilities acquired in connection with business combinations, fair values used in asset impairment evaluations, valuation of long-lived assets, fair value of redeemable noncontrolling interest, contingencies, income taxes and stock-based compensation expense. We base our estimates on historical experience and on various other assumptions that we believe are reasonable under the circumstances. The results of our analysis form the basis for making assumptions about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Revenue Recognition and Concentration of Revenues

Revenues are principally earned from long-term contractual agreements to provide on-line curriculum, books, materials, computers and management services to virtual public schools, hybrid schools, traditional schools, school districts, public charter schools and private schools. In addition to providing the curriculum, books and materials, under most contracts, the Company is responsible to the virtual public schools or hybrid schools for all aspects of the management of schools, including monitoring academic achievement, teacher hiring and training, compensation of school personnel, financial management, enrollment processing and procurement of curriculum, equipment and required services. The schools receive funding on a per student basis from the state in which the public school or school district is located. Shipments for schools that occur in the fourth fiscal quarter that are for the upcoming school year are recorded in deferred revenues.

Where the Company has determined that they are the primary obligor for substantially all expenses under these contracts, the Company records the associated per student revenue received by the school from its state funding school district up to the expenses incurred in accordance with ASC 605 (formerly Emerging Issues Task Force (EITF) 99-19, Reporting Revenue Gross as a Principal Versus Net as an Agent). As a result of being the primary obligor, amounts recorded as revenues and instructional costs and services for the years ended June 30, 2011, 2010 and 2009 were $136.1 million, $106.6 million and $92.8 million, respectively. For contracts in which the Company is not the primary obligor, the Company records revenue based on its net fees earned per the contractual agreement.

The Company generates revenues under contracts with virtual public schools and hybrid schools which include multiple elements. These elements include providing each of a school's students with access to the Company's on-line school and the on-line component of lessons; offline learning kits which include books and materials designed to complement and supplement the on-line lessons; the use of a personal computer and associated reclamation services; internet access and technology support services; the services of a state-certified teacher and; all management and technology services required to operate a virtual public school or hybrid school. In certain managed school contracts, our revenue is determined directly by per enrollment funding. As our services are performed over the fiscal year, we generally earn and recognize revenues ratably over that period.

The Company has determined that the elements of our contracts are valuable to schools in combination, but do not have standalone value. As a result, the elements within our multiple-element contracts do not qualify for treatment as separate units of accounting. Accordingly, the Company accounts for revenues received under multiple element arrangements as a single unit of accounting and recognizes the entire arrangement based upon the approximate rate at which we incur the costs associated with each element.

Under the contracts with the schools where the Company provides turnkey management services, the Company has generally agreed to absorb any operating losses of the schools in a given school year. These school operating losses represent the excess of costs incurred over revenues earned by the virtual public schools or hybrid schools as reflected on their financial statements. The costs include Company charges to the schools. The fact that a school has an operating loss in one year does not necessarily mean the Company anticipates losing money on the entire contract, however, a school operating loss may reduce the Company's ability to collect invoices in full. Accordingly, the Company's recognized revenues reflect this reduction. The Company amortizes the estimated school operating loss against revenues based upon the percentage of actual revenues in the period to total estimated revenues for the fiscal year. Management periodically reviews its estimates of full year school revenues and full year school operating expenses and amortizes the net impact of any changes to these estimates over the remainder of the fiscal year. Actual school operating losses may vary from these estimates or revisions, and the impact of these differences could have a material impact on results of operations. Since the end of the school year coincides with the end of the Company's fiscal year, annual revenues are generally based on actual school revenues and actual costs incurred in the calculation of school operating losses. For the years ended June 30, 2011, 2010 and 2009, the Company's revenue included a reduction for these school operating losses of $39.2 million, $32.6 million and $28.3 million, respectively.

On December 1, 2010, the Company acquired The American Education Corporation (AEC), a leading provider of research-based core curriculum for kindergarteners through adult learners. AEC derives revenues from four sources: (1) annual subscription license revenues; (2) license revenues from non-cancelable perpetual license agreements; (3) related professional and support services and (4) hosting services to provide customers with access to its online courses.

We recognize revenue in accordance with ASC 605 when all of the following conditions are met: there is persuasive evidence of an arrangement; delivery has occurred or services have been rendered; the amount of fees to be paid by the customer is fixed and determinable; and the collectability of the fee is probable. Revenue from hosting services is recognized over the term of the hosting agreement.

Revenue from the licensing of curriculum under subscription arrangements where AEC provides online access to curriculum is recognized on a ratable basis over the subscription period starting the later of the first day of the subscription period or when all revenue recognition criteria identified above have been met. Revenue from the licensing of curriculum under subscription and non-cancelable perpetual arrangements where AEC is not providing access via hosting arrangement is recognized when all revenue recognition criteria have been met. Revenue from professional and support services include consulting and training services, which are deferred and recognized ratably over the service period.

Other revenues are generated from individual customers who prepay and have access for 12 or 24 months to curriculum via the Company's Web site. The Company recognizes these revenues pro rata over the maximum term of the customer contract, which is either 12 or 24 months. Revenues from associated offline learning kits are recognized upon shipment.

During the years ended June 30, 2011, 2010 and 2009, approximately 85%, 97% and 94%, respectively, of the Company's revenues were recognized from schools we managed. In fiscal years 2011, we had contracts with two schools that each individually represented approximately 13% of revenues. In fiscal years 2010 and 2009, we had contracts with two schools that each individually represented approximately 14% of revenues. Approximately 12% and 15% of accounts receivable was attributable to a contract with one school as of June 30, 2011 and 2010.

Consolidation

The condensed consolidated financial statements include the accounts of the Company, its wholly-owned and affiliated companies, either owned directly or indirectly, and all controlled subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Shipping and Handling costs

Shipping and handling costs are expensed when incurred and are classified as cost of goods sold in the accompanying consolidated statements of operations. Shipping and handling charges are invoiced to the customer and are included in revenues.

Research and Development Costs

All research and development costs are expensed as incurred including patent application costs in accordance with Statement of Financial Accounting Standards (SFAS) No. 2, Accounting for Research and Development Costs, (codified in ASC 730).

Cash and Cash Equivalents

Cash and cash equivalents generally consist of cash on hand and cash held in money market and demand deposit accounts. For purposes of the statements of cash flows, the Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. We have never experienced any losses related to these balances. All of our non-interest bearing cash balances were fully insured at June 30, 2011 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits.

Restricted Cash and Cash Equivalents

Restricted cash consists of cash held in escrow pursuant to an agreement with a virtual public school that the Company manages and a purchase agreement with an inventory supplier. The Company established an escrow account for the benefit of the school's sponsoring school district in the event a future claim is made and for the benefit of one of the Company's inventory suppliers for delivery of materials purchased on behalf of the Company.

Allowance for Doubtful Accounts

The Company maintains an allowance for uncollectible accounts primarily for estimated losses resulting from the inability, failure or refusal of individual customers to make required payments. These losses have been within management's expectations. The Company analyzes accounts receivable, historical percentages of uncollectible accounts and changes in payment history when evaluating the adequacy of the allowance for uncollectible accounts. Management believes that an allowance for doubtful accounts of $1.8 million and $1.4 million as of June 30, 2011 and 2010, respectively, is adequate. However, actual write-offs might exceed the recorded allowance.

Inventories

Inventories consist primarily of schoolbooks and curriculum materials, a majority of which are supplied to virtual public schools and hybrid schools and utilized directly by students. Inventories represent items that are purchased and held for sale and are recorded at the lower of cost (first-in, first-out method) or market value. Excess and obsolete inventory reserves are established based upon the evaluation of the quantity on hand relative to demand. The excess and obsolete inventory reserve at June 30, 2011 and 2010 was $2.9 million and $1.9 million, respectively.

Other Current Assets

Other current assets consist primarily of schoolbooks and curriculum materials which are expected to be returned to the Company upon the completion of the school year. Materials not returned are expensed as part of instructional costs and services.

Property and Equipment

Property, equipment and capitalized software development costs are stated at cost less accumulated depreciation and amortization. Depreciation expense is calculated using the straight-line method over the estimated useful life of the asset (or the lesser of the term of the lease and the estimated useful life of the asset for fixed assets under capital leases). Amortization of assets capitalized under capital lease arrangements is included in depreciation expense. Property and equipment are depreciated over the following lives:

Useful Life
Student computers	3 years
Computer hardware	3 years
Computer software	3 years
Web site development costs	3 years
Office equipment	5 years
Furniture and fixtures	7 years
Leasehold Improvements	3-12 years

Leasehold improvements are amortized over the lesser of the lease term or the estimated useful life of the asset. The Company determines the lease term in accordance with ASC 840 (formerly Statement of Financial Accounting Standards (SFAS) No. 13, Accounting for Leases) as the fixed non-cancelable term of the lease plus all periods for which failure to renew the lease imposes a penalty on the lessee in an amount such that renewal appears, at the inception of the lease, to be reasonably assured.

Capitalized Software Development Costs

The Company develops software for internal use. Software development costs incurred during the application development stage are capitalized in accordance with ASC 350 (formerly Statement of Position 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use). The Company amortizes these costs over the estimated useful life of the software which is generally three years. Capitalized software development costs are stated at cost less accumulated amortization.

Capitalized software development additions totaled $9.9 million, $9.3 million and $9.8 million for the years ended June 30, 2011, 2010 and 2009, respectively. Amortization expense for the years ended June 30, 2011, 2010 and 2009 was $8.9 million, $3.9 million and $2.6 million, respectively.

Capitalized Curriculum Development Costs

The Company internally develops curriculum, which is primarily provided as web content and accessed via the Internet. The Company also creates textbooks and other offline materials.

The Company capitalizes curriculum development costs incurred during the application development stage in accordance with ASC 350. ASC 350 provides guidance for the treatment of costs associated with computer software development and defines those costs to be capitalized and those to be expensed. Costs that qualify for capitalization are external direct costs, payroll and payroll-related costs. Costs related to general and administrative functions are not capitalizable and are expensed as incurred. We capitalize curriculum development costs during the design and deployment phases of the project. Many of our new courses leverage off of proven delivery platforms and are primarily content, which has no technological hurdles. As a result, a significant portion of our courseware development costs qualify for capitalization due to the concentration of our development efforts on the content of the courseware.

Technological feasibility is established when we have completed all planning, designing, coding, and testing activities necessary to establish that a course can be produced to meet its design specifications. Capitalization ends when a course is available for general release to our customers, at which time amortization of the capitalized costs begins. The period of time over which these development costs will be amortized is generally five years. This is consistent with the capitalization period used by others in our industry and corresponds with our product development lifecycle.

Total capitalized curriculum development additions were $18.1 million, $13.9 million and $13.9 million for the years ended June 30, 2011, 2010 and 2009, respectively. These amounts are recorded on the accompanying consolidated balance sheet, net of amortization and impairment charges. Amortization and impairment charges are recorded in product development expenses on the accompanying consolidated statement of operations. Amortization expense for the years ended June 30, 2011, 2010 and 2009 were $10.4 million, $5.7 million and $3.4 million, respectively.

Noncontrolling Interest

Earnings or losses attributable to other stockholders of a consolidated affiliated company are classified separately as "noncontrolling interest" in the Company's consolidated statements of operations. Net loss attributable to noncontrolling interest reflects only its share of the after-tax earnings or losses of an affiliated company. Income taxes attributable to noncontrolling interest are determined using the applicable statutory tax rates in the jurisdictions where such operations are conducted. These rates vary from country to country. The Company's consolidated balance sheets reflect noncontrolling interest within the equity section of the consolidated balance sheet rather than in the mezzanine section of the consolidated balance sheet, except for redeemable noncontrolling interest. Noncontrolling interest is classified separately in the Company's statements of equity.

Redeemable Noncontrolling Interests

Noncontrolling interests in subsidiaries that are redeemable outside of the Company's control for cash or other assets are classified outside of permanent equity at fair value. The redeemable noncontrolling interests will be adjusted to their fair value at each balance sheet date. The resulting increases or decreases in the estimated redemption amount are effected by corresponding charges against retained earnings, or in the absence of retained earnings, additional paid-in-capital.

Goodwill and Intangibles

We record as goodwill the excess of purchase price over the fair value of the identifiable net assets acquired. Finite-lived intangible assets acquired in business combinations subject to amortization are recorded at their fair value in accordance with ASU Topic 350. Finite-lived intangible assets include trade names and non-compete agreements. Such intangible assets are amortized on a straight-line basis over their estimated useful lives. As of June 30, 2011 and 2010, finite-lived intangible assets are recorded at $41.8 million and $14.5 million, respectively and accumulated amortization of $3.5 million and $0.4 million, respectively. Amortization expense for the years ended June 30, 2011, 2010 and 2009 was $3.1 million, $0.2 million and $0.1 million, respectively. Future amortization of intangible assets is not yet determinable until a final allocation is completed identifying the finite-lived intangibles and corresponding useful life contributed to AEC (see Note 11). As of June 30, 2011 and 2010, goodwill balances were recorded for at $55.6 million and $1.8 million, respectively

In accordance with ASC 360 (formerly SFAS 144, Accounting for the Impairment or Disposal of Long-Lived Assets) the Company reviews its recorded finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset.

ASC 350 (formerly SFAS 142, Goodwill and Other Intangible Assets) prescribes a two-step process for impairment testing of goodwill and intangibles with indefinite lives, which is performed annually, as well as when an event triggering impairment may have occurred. Goodwill and intangible assets deemed to have an indefinite life are tested for impairment on an annual basis, or earlier when events or changes in circumstances suggest the carrying amount may not be fully recoverable. The Company has elected to perform its annual assessment on May 31st. For the years ended June 30, 2011, 2010 and 2009 no impairment to goodwill was recorded.

The following table represents goodwill additions during 2010 and 2011:

Amount
($ in millions)
Rollforward of Goodwill
Balance as of June 30, 2009	$0.3
Middlebury Interactive Languages LLC	1.5

Balance as of June 30, 2010	$1.8
KC Distance Learning Corporation	34.5
The American Education Corporation	15.7
International School of Berne	2.8
Cardean Learning Group LLC (through Capital Education LLC)	0.8

Balance as of June 30, 2011	$55.6

Intangible Assets

	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names	$23.3	$(1.6)	$21.7	$14.0	$(0.2)	$13.8
Customer and distributor relationships	16.5	(1.3)	15.2	—	—	—
Developed technology	1.5	(0.4)	1.1	—	—	—
Other	0.5	(0.2)	0.3	0.5	(0.2)	0.3

	$41.8	$(3.5)	$38.3	$14.5	$(0.4)	$14.1

Impairment of Long-Lived Assets

Long-lived assets include property, equipment, capitalized curriculum and software developed or obtained for internal use. In accordance with ASC 360, the Company reviews its recorded long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset. Impairment charges related to capitalized curriculum development were $0.3 million for the year ended June 30, 2009. There was no impairment for the years ended June 30, 2011 and 2010.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes, (formerly SFAS No. 109, Accounting for Income Taxes). Under ASC 740, deferred tax assets and liabilities are computed based on the difference between the financial reporting and income tax bases of assets and liabilities using the enacted marginal tax rate. ASC 740 requires that the net deferred tax asset be reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized.

Sales Taxes

Sales tax collected from customers is excluded from revenues. Collected but unremitted sales tax is included as part of accrued liabilities in the accompanying consolidated balance sheets. Revenues do not include sales tax as the Company considers itself a pass-through conduit for collecting and remitting sales tax.

Stock-Based Compensation

We adopted ASC 718 (formerly SFAS 123(R), Share-Based Payment (Revised 2004)) using the modified prospective method as of July 1, 2006. Under this method, compensation cost is recognized based on the requirements of SFAS 123R for all share-based awards granted subsequent to July 1, 2006, and for all awards granted, but not vested, prior to July 1, 2006.

Advertising and Marketing Expenses

Advertising and marketing costs consist primarily of internet advertising, online marketing, direct mail, print media and television commercials and are expensed when incurred.

Net Income Per Common Share

The Company calculates net income per share in accordance with ASC 260 (formerly SFAS 128, Earnings Per Share). Under ASC 260, basic net income per common share is calculated by dividing net income by the weighted-average number of common shares outstanding during the reporting period. The weighted average number of shares of common stock outstanding includes vested restricted stock awards. Diluted earnings per share reflects the potential dilution that could occur assuming conversion or exercise of all dilutive unexercised stock options and warrants. The dilutive effect of stock options, restricted stock awards, and warrants was determined using the treasury stock method. Under the treasury stock method, the proceeds received from the exercise of stock options and restricted stock awards, the amount of compensation cost for future service not yet recognized by the Company, and the amount of tax benefits that would be recorded in additional paid-in capital when the stock options become deductible for income tax purposes are all assumed to be used to repurchase shares of the Company's common stock. Stock options and restricted awards are not included in the computation of diluted earnings per share when they are antidilutive. Common stock outstanding reflected in our consolidated balance sheet includes restricted awards outstanding. Securities that may participate in undistributed earnings with common stock are considered participating securities. Since the Series A Shares participate in all dividends and distributions declared or paid with respect to common stock of the Company (as if a holder of common stock), the Series A Shares meet the definition of participating security under ASC 260 Participating Securities and the Two-Class Method under FASB Statement No. 128. All securities that meet the definition of a participating security, regardless of whether the securities are convertible, non-convertible, or potential common stock securities, are included in the computation of both basic and diluted EPS (as a reduction of the numerator) using the two-class method. Under the two-class method all undistributed earnings in a period are to be allocated to common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed.

The following schedule presents the calculation of basic and diluted net income per share:

	Year Ended June 30,
	2011	2010	2009
	(In thousands except shares and per share data)
Basic earnings per share computation:
Net income — K12	$12,792	$21,525	$12,315
Amount allocated to participating Series A stockholders	$(1,031)	$—	$—

Income available to common stockholders — basic	$11,761	$21,525	$12,315

Weighted average common shares — basic historical	31,577,758	29,791,973	28,746,188

Basic net income per share	$0.37	$0.72	$0.43

Dilutive earnings per share computation:
Net income — K12	$12,792	$21,525	$12,315
Amount allocated to participating Series A stockholders	$(1,031)	$—	$—

Income available to common stockholders — diluted	$11,761	$21,525	$12,315

Share computation:
Weighted average common shares — basic historical	31,577,758	29,791,973	28,746,188
Effect of dilutive stock options and restricted stock awards	537,003	456,710	893,786

Weighted average common shares outstanding — diluted	32,114,761	30,248,683	29,639,974

Diluted net income per share	$0.37	$0.71	$0.42

The number of shares of common stock outstanding at June 30, 2011 is 35,927,452.

As of June 30, 2011, 2010 and 2009, the shares of common stock issuable in connection with stock options of 317,913, 1,048,749 and 1,001,259 respectively, were not included in the diluted loss per common share calculation since their effect was anti-dilutive.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability, in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1:	Inputs based on quoted market prices for identical assets or liabilities in active markets at the measurement date.

Level 2:	Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:	Inputs reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the instruments valuation.

The carrying values reflected in our consolidated balance sheets for cash and cash equivalents, receivables, inventory and short and long term debt approximate their fair values.

The redeemable noncontrolling interest is a result of the Company's venture with Middlebury College to form a new entity, Middlebury Interactive Languages (see Note 11). Under the agreement, Middlebury College has an irrevocable election to sell all (but not less than all) of its Membership Interest to the Company (put right). The fair value of the redeemable noncontrolling interest reflects management's best estimate of the redemption of the put right.

The following table summarizes certain fair value information at June 30, 2010 for assets and liabilities measured at fair value on a recurring basis.

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,374	$—	$—	$17,374

The following table summarizes certain fair value information at June 30, 2011 for assets and liabilities measured at fair value on a recurring basis.

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	10,000	$—	$—	10,000

Total	$27,200	$—	$—	$27,200

The following table presents activity related to our fair value measurements categorized as Level 3 of the valuation hierarchy, valued on a recurring basis, for the fiscal year ended June 30, 2011. The fair value of the investment in Web International Educational Group (Web) as of June 30, 2011 was estimated to be $10.0 million. The fair value was measured based on the initial cost of the investment and Web's financial performance since the initial investment. There was no underlying change in its estimated market value.

	Fair Value June 30, 2010	Purchases, Issuances, and Settlements	Net Unrealized Gains/(Losses)	Fair Value June 30, 2011
	(In thousands)
Investment in Web International Education Group	$—	$10,000	$—	$10,000
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,374	$—	$(174)	$17,200

Total	$17,374	$10,000	$(174)	$27,200

The fair value of the investment in Web International Education Group (Web) as of June 30, 2011 was estimated to be $10 million. The fair value was measured based on the initial cost of the investment and Web's financial performance since initial investment. There was no underlying change in its estimated market value.

The fair value of the Redeemable Noncontrolling Interest in Middlebury Joint Venture was measured in accordance with ASC 480, Distinguishing Liabilities from Equity, and was based upon a valuation from a third party valuation firm. In determining the fair value, the valuation incorporated a number of assumptions and estimates including an income-based valuation approach. As of June 30, 2011 the fair value was estimated at $17.2 million.

Retrospective Implementation of New Accounting Standards

The consolidated financial statements and footnotes reflect adjustments required for the retrospective application of a new accounting pronouncement that became effective for the Company on July 1, 2009. ASC Section 810-10-65, Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51, requires reclassification of the Company's minority interest to noncontrolling interest component of total equity and that the noncontrolling interest in the Company's operating results be presented as an allocation of the Company's operating results.

Recent Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures, which requires new disclosures for transfers in and out of Level 1 and Level 2 and activity in Level 3 of the fair value hierarchy. ASU 2010-06 requires separate disclosure of the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and a description of the reasons for the transfers. In the reconciliation for fair value measurements using Level 3 inputs, a reporting entity should present separately information about purchases, sales, issuances and settlements. ASU 2010-06 is effective for new disclosures and clarification of existing disclosures for interim and annual periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the Level 3 activity rollforward. The provisions of ASU 2010-06 related to new disclosures and clarification of existing disclosures was adopted by the Company beginning January 1, 2010. As ASU 2010-06 relates only to disclosure, the adoption of these provisions did not have a material impact on its financial condition, results of operations, and disclosures. The provisions of ASU 2010-06 related to Level 3 rollforward activity are effective for fiscal years beginning after December 31, 2010 and will be effective for the Company on July 1, 2011. The Company is currently evaluating the impact that the adoption of ASU 2010-06 will have on our disclosures.

In December 2010, the FASB issued ASU 2010-28, When to Perform Step 2 of the Goodwill Impairment test for Reporting Units with Zero or Negative Carrying Amounts, which provides authoritative guidance on application of goodwill impairment model when a reporting unit has a zero or negative carrying amount. When a reporting unit has a zero or negative carrying value, Step 2 of the goodwill impairment test should be performed if qualitative factors indicate that it is more likely than not a goodwill impairment exists. The guidance is effective for the Company beginning on July 1, 2011. The Company is currently evaluating the potential impact, if any, of the adoption of ASU 2010-28 will have on our financial condition, results of operations, and disclosures.

In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combination, which provides authoritative guidance on disclosure of supplementary pro forma information for business combinations. The new guidance requires that pro forma financial information should be prepared as if the business combination has occurred as of the beginning of the prior annual period. The guidance is effective for the Company for business combinations with acquisition dates beginning July 1, 2011. The company is currently evaluating the potential impact, if any, of the adoption, of ASU 2010-29 will have on disclosures for future business combinations.

In June 2011, the FASB issues ASU 2011-05, Presentation of Comprehensive Income, which provides authoritative guidance on disclosure requirements for comprehensive income. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. This guidance will be effective for the Company beginning on July 1, 2012. The Company does not expect the guidance to impact its consolidated financial statements, as it only requires a change in the format of presentation.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides authoritative guidance to simplify how entities, both public and nonpublic, test goodwill for impairment. This accounting update permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This guidance will be effective for the Company beginning on July 1, 2012, with early adoption permitted. The Company does not expect the guidance to impact its consolidated financial statements.

Property And Equipment And Capitalized Software Development	12 Months Ended
Jun. 30, 2011
Property And Equipment And Capitalized Software Development [Abstract]
Property And Equipment And Capitalized Software Development

4.    Property and Equipment and Capitalized Software Development

Property and equipment consist of the following at:

	June 30,
	2011	2010
Student computers	$61,185	$53,127
Computer software	24,427	10,443
Computer hardware	14,063	9,863
Leasehold improvements	5,948	2,734
Office equipment	3,314	943
Furniture and fixtures	2,138	1,106
Web site development costs	1,115	851

	112,190	79,067
Less accumulated depreciation and amortization	(65,565)	(54,807)

	$46,625	$24,260

The Company recorded depreciation expense related to property and equipment reflected in selling, administrative and other operating expenses of $4.9 million, $3.7 million and $4.4 million during the years ended June 30, 2011, 2010 and 2009, respectively. Depreciation expense of $13.9 million, $12.3 million and $10.3 million related primarily to computers leased to students reflected in instructional costs and services was recorded during the years ended June 30, 2011, 2010 and 2009, respectively. Amortization expense of $1.7 million, $0 million and $0 million related to student software costs reflected in instructional costs and services was recorded by the Company during the years ended June 30, 2011, 2010 and 2009, respectively.

In the course of its normal operations, the Company incurs maintenance and repair expenses. Those are expensed as incurred and amounted to $2.9 million, $1.2 million and $0.9 million for the years ended June 30, 2011, 2010 and 2009, respectively.

Capitalized software consists of the following at:

	June 30,
	2011	2010
Capitalized software costs	$42,131	$25,256
Less accumulated depreciation and amortization	(17,745)	(8,803)

	$24,386	$16,453

The Company recorded amortization expense of $7.0 million, $2.7 million and $1.2 million related to capitalized software development reflected in instructional costs and services during the years ended June 30, 2011, 2010 and 2009, respectively. Amortization expense of $1.3 million, $1.1 million and $1.1 million related to capitalized software development reflected in product development expenses was recorded during the years ended June 30, 2011, 2010 and 2009, respectively. The Company recorded amortization of capitalized software development costs reflected in selling, administrative and other operating expenses of $0.6 million, $0.1 million and $0.3 million during the years ended June 30, 2011, 2010 and 2009, respectively.

Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Income Taxes [Abstract]
Income Taxes
4.	Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Under ASC 740, deferred tax assets and liabilities are computed based on the difference between the financial reporting and income tax bases of assets and liabilities using the enacted marginal tax rate. ASC 740 requires that the net deferred tax asset be reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The provision for income taxes is based on earnings reported in the unaudited condensed consolidated financial statements. Deferred income tax expense or benefit is measured by the change in the deferred income tax asset or liability during the period. For the three months ended September 30, 2011 and 2010, the Company's effective income tax rate was 45.9% and 57.7%, respectively. The effective income tax rate differs from the statutory federal income tax rate primarily due to state income taxes and certain expenses not deductible for income tax purposes.

5.    Income Taxes

The provision for income taxes is based on earnings reported in the consolidated financial statements. A deferred income tax asset or liability is determined by applying currently enacted tax laws and rates to the expected reversal of the cumulative temporary differences between the carrying value of assets and liabilities for financial statement and income tax purposes. Deferred income tax expense or benefit is measured by the change in the deferred income tax asset or liability during the year.

Deferred tax assets and liabilities result primarily from temporary differences in book versus tax basis accounting. Deferred tax assets and liabilities consist of the following:

	Year Ended June 30,
	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforward	$18,607	$12,737
Accrued expenses	5,861	4,387
Stock compensation expense	4,927	3,479
Property and equipment	—	2,926
Reserves	3,101	2,759
Federal tax credits	2,558	2,078
Other assets	1,805	478
Tax basis intangibles	794	—
Deferred rent	873	373
Deferred revenue	552	67
Charitable contributions carryforward	2	80

Total deferred tax assets	39,080	29,364

Deferred tax liabilities:
Capitalized software and website development costs	(9,249)	(7,497)
Property and equipment	(5,401)	—
Purchased intangibles	(9,751)	—
Capitalized curriculum development	(11,836)	(6,980)
Returned materials	(3,338)	(2,532)
Investment in Middlebury Interactive Languages	(1,018)	(951)

Total deferred tax liabilities	(40,593)	(17,960)

Deferred tax (liability) asset	(1,513)	11,404
Valuation allowance	(916)	(820)

Net deferred tax (liability) asset	$(2,429)	$10,584

Reported as:
Current deferred tax assets	$7,175	$4,672
Deferred tax assets (net of current portion)	$—	$5,912
Deferred tax liability (net of current portion)	(9,604)	—

Net deferred tax (liability) asset	$(2,429)	$10,584

The Company maintains a valuation allowance on net deferred tax assets of $0.9 million and $0.8 million as of June 30, 2011 and 2010, respectively, related to state and foreign income tax net operating losses as the Company believes it is more likely than not that it will not be able to utilize these deferred tax assets. The Company has not provided for U.S. deferred income taxes on undistributed earnings from our non-U.S. subsidiaries because such earnings are considered to be permanently reinvested.

Under the provision of ASC 718, Compensation — Stock Compensation, the amount of the NOL carryforward related to stock-based compensation expense is not recognized until the stock-based compensation tax deductions reduce taxes payable. Accordingly, the NOL's reported in gross deferred tax assets do not include the component of the NOL related to excess tax deductions over book compensation cost related to stock-based compensation. The tax benefit from the excess tax benefits from the stock-based compensation of $4.6 million, $3.9 million, and $6.9 million was recorded to capital in excess of par value for years ended June 30, 2011, 2010, and 2009, respectively. At June 30, 2011, the Company has available federal net operating loss carryforwards of $59.6 million of which $11.2 million is attributable to stock option deductions for which no deferred tax asset is recorded. These NOL's expire between 2021 and 2031 if unused.

At June 30, 2011 and 2010 the Company had available Research and Development Credits of $3.3 million and $2.2 million that will expire between 2021 and 2031 if unused. As of June 30, 2011, the Company has available AMT credits of $0.1 million that do not expire.

For the years ended June 30, 2011 and 2010, the Company has evaluated whether a change in the Company's ownership of outstanding classes of stock as defined in Internal Revenue Code Section 382 could prohibit or limit the Company's ability to utilize its net operating losses. As a result of this study, the Company has concluded it is more likely than not that the Company will be able to fully utilize its net operating losses subject to the Section 382 limitation.

The related components of the income tax expense for the years ended June 30, 2011, 2010 and 2009 are as follows:

	Year Ended June 30,
	2011	2010	2009
Current:
Federal	$3,935	$3,540	$6,413
State	1,267	1,629	610
Foreign	170	—	19

Total current	5,372	5,169	7,042
Deferred:
Federal	5,539	7,610	2,421
State	431	470	165

Total deferred	5,970	8,080	2,586

Total income tax expense	$11,342	$13,249	$9,628

The provision for income taxes can be reconciled to the income tax that would result from applying the statutory rate to the net income before income taxes as follows:

	Year Ended June 30,
	2011	2010	2009
U.S. federal tax at statutory rates	35.0%	35.0%	35.0%
Permanent items	1.6	0.2	1.2
Lobbying	3.6	3.1	4.8
State taxes, net of federal benefit	4.4	4.0	3.9
Transaction costs	5.9	—	—
Research and development tax credits	(2.5)	(4.3)	—
Other	1.3	0.8	0.2

Provision for income taxes	49.3%	38.8%	45.1%

Tax Uncertainties

Effective July 1, 2007, the Company adopted the provisions of ASC 740-10 which applies to all tax position related to income taxes (formerly known as FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"). ASC 740-10 provides a comprehensive model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. ASC 740-10 clarifies accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. If the probability for sustaining a tax position is greater than 50%, then the tax position is warranted and recognition should be at the highest amount which would be expected to be realized upon ultimate settlement.

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense. At June 30, 2011 and 2010, the company had no interest or penalties accrued.

During fiscal year June 30, 2010, the Company adjusted its research and development credit carryforward on its June 30, 2009 return to claim the correct current and prior credits. At that time, the Company established an ASC 740-10 reserve related to the research and development credits. The research and development provisions expired in December 2009 and were retroactively reinstated to January 1, 2010 during the fiscal year ended June 30, 2011. Due to the expiration and reinstatement, the Company adjusted its June 30, 2011 research and development credit carryforward to include amounts generated from January 1, 2010 through June 30, 2010.

	Year Ended June 30,
	2011	2010
Balance at beginning of the year	$261	$—
Additions for prior year tax positions	365	221
Additions for current year tax positions	191	40

Balance at end of the year	$817	$261

The Company or one of its subsidiaries files income tax returns in the U.S. federal, foreign and various states jurisdictions. Given the net operating losses generated in prior years, the statute of limitations for all tax years beginning with the period ended December 31, 2000 are still open.

The Company does not believe there will be any material changes in its unrecognized tax positions over the next twelve months. Further, it is anticipated that the effective tax rate impact of any unrecognized tax benefits will be immaterial.

Lease Commitments And Notes Payable	12 Months Ended
Jun. 30, 2011
Lease Commitments And Notes Payable [Abstract]
Lease Commitments And Notes Payable

6.    Lease Commitments and Notes Payable

Capital leases

As of June 30, 2011 and 2010, computer equipment under capital leases are recorded at a cost of $61.2 million and $54.0 million, respectively and accumulated depreciation of $43.7 million and $39.4 million, respectively. Borrowings under lease lines had interest rates ranging from 2.97% to 6.40% and included a 36-month payment term with a $1 purchase option at the end of the term. The Company has pledged the assets financed to secure the amounts outstanding.

The Company's current lease line of credit with PNC Equipment Finance, LLC expires in August 2012. The interest rate on new advances under the PNC equipment lease line is set at the time the funds are advanced based upon interest rates in the Federal Reserve Statistical Release H.15.

Notes payable

The Company has purchased computer software licenses and maintenance services through unsecured notes payable arrangements with various vendors at interest rates ranging up to 6.1% and payment terms of three years. There are no covenants associated with these notes payable arrangements.

The following is a summary as of June 30, 2011 of the present value of the net minimum lease payments on capital leases and notes payable under the Company's commitments:

	Capital Leases	Notes Payable	Total
2012	$12,448	$1,513	$13,961
2013	6,903	1,571	8,474
2014	1,825	785	2,610

Total minimum lease payments	21,176	3,869	25,045
Less amount representing interest (imputed weighted average interest rate of 4.8%)	(710)	(127)	(837)

Net minimum lease payments	20,466	3,742	24,208
Less current portion	(11,914)	(1,443)	(13,357)

Present value of net minimum payments, less current portion	$8,552	$2,299	$10,851

Operating leases

The Company has fixed non-cancelable operating leases with terms expiring through 2022. Office leases generally contain renewal options and certain leases provide for scheduled rate increases over the lease terms.

In August 2010, the Company amended their operating lease for non-owned facilities whereby the Company agreed to consolidate various operating leases and subleases into a single lease and extending the term of the lease until May 2022. An existing operating sublease that is currently under a month-to-month lease is expected to be amended to the August 2010 operating lease under similar lease terms. Rent expense was $6.5 million, $4.0 million and $2.9 million for the years ended June 30, 2011, 2010 and 2009, respectively.

Future minimum lease payments under noncancelable operating leases with initial terms of one year or more are as follows:

Year Ending June 30,
2012	$4,977
2013	4,450
2014	4,626
2015	4,603
2016	4,349
Thereafter	27,882

Total future minimum lease payments	$50,887

Line Of Credit	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Line Of Credit [Abstract]
Line Of Credit

6.	Line of Credit

The Company has a $35 million line of credit with PNC Bank that expires in December 2012. As of September 30 and June 30, 2011, no borrowings were outstanding on the line of credit and approximately $0.3 million was reserved for a letter of credit.

7.    Line of Credit

The Company has a $35 million revolving credit agreement with PNC Bank (the Credit Agreement) that expires in December 2012. Pursuant to the terms of the Credit Agreement, the proceeds of the term loan facility are to be used for general corporate purposes. Because of the seasonality of our business and timing of funds received, the school expenditures are higher in relation to funds received in certain periods during the year. The Credit Agreement provides the ability to fund these periods until cash is received from the schools.

Borrowings under the Credit Agreement bear interest based upon the term of the borrowings. Interest is charged, at the Company's option, either at:(i) the higher of (a) the rate of interest announced by PNC Bank from time to time as its "prime rate" and  (b) the federal funds rate plus 0.5%; or (ii) the applicable London Interbank Offered Rate (LIBOR) divided by a number equal to 1.00 minus the maximum aggregate reserve requirement which is imposed on member banks of the Federal Reserve System against "eurocurrency liabilities" plus the applicable margin for such loans, which ranges between1.50% and 2.00%, based on the leverage ratio (as defined in the Credit Agreement). The Company pays a quarterly commitment fee on the unused portion of the credit agreement. The line of credit includes a $5.0 million letter of credit facility. Issuances of letters of credit reduce the availability of permitted borrowings under the Credit Agreement.

Borrowings under the Credit Agreement are secured by substantially all of the Company's assets. The Credit Agreement contains a number of financial and other covenants that, among other things, restrict our and our subsidiaries' abilities to incur additional indebtedness, grant liens or other security interests, make certain investments, become liable for contingent liabilities, make specified restricted payments including dividends, dispose of assets or stock, including the stock of its subsidiaries, or make capital expenditures above specified limits and engage in other matters customarily restricted in senior secured credit facilities. The Company must also maintain a maximum debt leverage ratio. These covenants are subject to certain qualifications and exceptions. Through June 30, 2011, the Company was in compliance with these covenants. As of June 30, 2011, no borrowings were outstanding on the line of credit and approximately $0.3 million was reserved for a letter of credit.

Warrants	12 Months Ended
Jun. 30, 2011
Warrants [Abstract]
Warrants

8.    Warrants

The Company issued warrants in March 2003 at a price of $8.16 per share in conjunction with promissory notes issued by the Company. These warrants expired in December 2009 and during the years ended June 30, 2009 and 2010, warrants were exercised through cashless exercises in exchange for 667 and 6,173 shares of common stock.

Equity Transactions	12 Months Ended
Jun. 30, 2011
Equity Transactions [Abstract]
Equity Transactions

9.    Equity Transactions

Reverse Stock Split

On October 30, 2007, the Board approved a 1-for-5.1 reverse split of the Company's common stock. On October 31, 2007, the reverse split was further approved by a majority of the shareholders. The stock split was effective on November 2, 2007. In conjunction with these actions, the number of authorized shares of common stock was adjusted to 33,362,500. All share and per share amounts related to common stock, options and common stock warrants included in the consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the stock split.

Amended and Restated Certificate of Incorporation

On October 30, 2007, the Board approved an amendment and restatement of the Company's Second Amended and Restated Certificate of Incorporation, which was adopted by the majority of the shareholders of the Company on October 31, 2007 (the "Third Amended and Restated Certificate of Incorporation" or "Certificate"). The Certificate authorizes the Company to issue 100,000,000 shares of Common Stock and 10,000,000 shares of Preferred Stock. The Certificate became effective on December 18, 2007, upon its filing with the Secretary of State of the State of Delaware. This Certificate superseded the Company's previous Certificate of Incorporation. The Redeemable Convertible Series B and Series C Preferred Stock are no longer authorized effective December 18, 2007.

Series C Dividend

On November 5, 2007, the Company's Board unanimously declared a cash dividend to the holders of Redeemable Convertible Series C Preferred stock effective immediately prior to and contingent upon the closing of an Initial Public Offering (the "IPO") and payable from the proceeds of the offering.

Concurrently with the closing of the IPO, the holders of Redeemable Convertible Series C Preferred stock were paid a cash dividend of $6.4 million. The amount of the declared dividend was equal to the pro rata amount of the annual 10% cumulative dividend that would have normally accrued on January 2, 2008 under the provisions of the preferred stock agreement.

Prior to declaration of the cash dividend, the Company accrued $5.0 million toward the annual cumulative dividend which was reversed in the recording of the cash dividend.

On November 16, 2007, PNC Bank consented to waive the restriction of dividends in its credit agreement with the Company for the purposes of this dividend. The PNC agreement amended certain other covenants.

Private Placement of Shares

On November 6, 2007, the Company entered into an agreement to sell to a non-U.S. person in a transaction outside the United States in reliance upon Regulation S under the Securities Act of 1933, as amended (Securities Act), concurrently with and contingent upon the closing of the IPO and at the IPO price, $15,000,000 worth of shares of the Company's common stock. On December 18, 2007, the Company closed on its initial public offering and issued 833,333 shares to this investor at the offering price of $18.00 per share.

Initial Public Offering

In December 2007, the Company completed the IPO of its common stock in which it sold and issued 4,450,000 shares of its common stock, at an issue price of $18.00 per share. The Company raised a total of $80.1 million in gross proceeds from the IPO, or approximately $71.0 million in net proceeds after deducting underwriting discounts and commissions of $5.6 million and other offering costs of $3.5 million. Upon the closing of the IPO, all shares of convertible preferred stock outstanding automatically converted into an aggregate of 19,879,675 shares of common stock.

Investment by Technology Crossover Ventures in K12 Inc.

In April 2011, the Company completed a private placement sale of 4 million shares of restricted Common Stock at a price of $31.46 per share to Technology Crossover Ventures (TCV). The gross proceeds of $125.8 million were unrestricted and may be used for acquisitions, strategic investments and general corporate purposes. Under the terms of the transaction, our Board of Directors (Board) appointed a director nominated by TCV to the Board to hold office until the next annual meeting of stockholders. Additionally, we granted TCV the right to participate on a pro-rata basis in any subsequent private offerings of Common Stock by the Company, subject to certain exclusions such as issuances in connection with acquisitions or employee equity plans. In addition, TCV was granted the right to demand registration of the shares of restricted Common Stock it acquired in the transaction.

Series A Special Stock

The Company issued 2,750,000 shares of Series A Special stock in connection with its acquisition of KC Distance Learning, Inc. (See note 13). The holders of the Series A Special stock have the right to convert those shares into common stock on a one-for-one basis and for the right to vote on all matters presented to K12 shareholders, other than for the election and removal of directors, for which holders of the Series A Special stock have no voting rights.

Stock Option Plan	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Stock Option Plan [Abstract]
Stock Option Plan
7.	Stock Option Plan

Stock Options

Stock option activity during the three months ended September 30, 2011 was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, June 30, 2011	2,765,729	$19.23
Granted	158,486	26.78
Exercised	(63,631)	16.37
Forfeited or canceled	(12,559)	23.25

Outstanding, September 30, 2011	2,848,025	$19.70	4.52	$16,403

Stock options exercisable at September 30, 2011	1,900,577	$18.52	3.74	$13,181

The total intrinsic value of options exercised during the three months ended September 30, 2011 was $1.1 million. The weighted-average grant date fair value of options granted during the three months ended September 30, 2011 was $11.58.

As of September 30, 2011, there was $7.7 million of total unrecognized compensation expense related to unvested stock options granted. The cost is expected to be recognized over a weighted average period of 2.3 years. During the three months ended September 30, 2011 and September 30, 2010, the Company recognized $1.1 million and $1.4 million, respectively of stock based compensation expense related to stock options.

Restricted Stock Awards

Restricted stock award activity during the three months ended September 30, 2011 was as follows:

	Shares	Weighted- Average Fair Value
Nonvested, June 30, 2011	444,151	$23.62
Granted	309,227	26.78
Vested	(61,150)	22.02
Forfeited or canceled	(4,315)	23.44

Nonvested, September 30, 2011	687,913	$25.19

As of September 30, 2011, there was $12.4 million of total unrecognized compensation expense related to unvested restricted stock awards granted. The cost is expected to be recognized over a weighted average period of 2.6 years. The total fair value of shares vested during the three months ended September 30, 2011 was $1.3 million. During the three months ended September 30, 2011 and September 30, 2010, the Company recognized $1.1 million and $2.0 million, respectively of stock based compensation expense related to restricted stock awards.

10.    Stock Option Plan

The Company adopted a Stock Option Plan (the Plan) in May 2000. Under the Plan, employees, outside directors and independent contractors are able to participate in the Company's future performance through the awards of nonqualified stock options to purchase common stock. In December 2003, the Board increased the total number of common stock shares reserved and available for grant and issuance pursuant to the Plan to 2,549,019 shares. In November 2007, the Board adopted the 2007 Plan increasing the number of common stock shares reserved to 4,213,921 shares plus the increases in the shares pursuant to the "evergreen provision" that may be issued under the 2007 Plan over the course of its ten-year term. Each stock option is exercisable pursuant to the vesting schedule set forth in the stock option agreement granting such stock option, generally over four years. No stock option shall be exercisable after the expiration of its option term. The Company has granted stock options under the 2007 Plan. The Company has also granted stock options to executive officers under stand-alone agreements outside the Plan. Options granted under stand-alone agreements totaled 1,441,168 as of June 30, 2011 and June 30, 2010. Under both the Plan and the 2007 Plan, there have been no grants of nonqualified stock options to independent contractors.

Effective July 1, 2006, the Company adopted the fair value recognition provisions of ASC 718 using the prospective transition method which requires the Company to apply the provisions of ASC 718 only to awards granted, modified, repurchased or cancelled after July 1, 2006. Equity-based compensation expense for all equity-based compensation awards granted after July 1, 2006 is based on the grant-date fair value estimated in accordance with the provisions of ASC 718. The Company recognizes these compensation costs on a straight-line basis over the requisite service period, which is generally the vesting period of the award.

The Company uses the Black-Scholes option pricing model method to calculate the fair value of stock options. The use of option valuation models requires the input by management of highly subjective assumptions, including the expected stock price volatility, the expected life of the option term and forfeiture rate. These assumptions are utilized by the Company in determining the estimated fair value of stock options.

The fair value of our service and performance based stock options was estimated as of the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended June 30,
	2011	2010	2009
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	48%	51%	48%
Risk-free interest rate	1.25% to 2.37%	2.04% to 2.43%	1.81% to 3.11%
Expected life of the option term (in years)	5.11	5.11	5.11
Forfeiture rate	20% to 30%	20% to 30%	20% to 30%

The fair value of the options granted for the years ended June 30, 2011, 2010 and 2009 was $1.1 million, $6.5 million and $6.6 million, respectively. This amount will be expensed over the expected vesting.

Dividend yield — The Company has never declared or paid dividends on its common stock and has no plans to do so in the foreseeable future.

Expected volatility — Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. Since the Company's common shares have recently been publicly traded and therefore does not have sufficient historical data, the basis for the standard option volatility calculation is derived from known publicly traded comparable companies. The annual volatility for these companies is derived from their historical stock price data.

Risk-free interest rate — The assumed risk free rate used is a zero coupon U.S. Treasury security with a maturity that approximates the expected term of the option.

Expected life of the option term — This is the period of time that the options granted are expected to remain unexercised. Options granted during the year have a maximum term of eight years. The Company estimates the expected life of the option term based on an average life between the dates that options become fully vested and the maximum life of options granted.

Forfeiture rate — This is the estimated percentage of options granted that are expected to be forfeited or canceled before becoming fully vested. The Company uses a forfeiture rate that is based on historical forfeitures at various classification levels with the Company.

Stock option activity including stand-alone agreements during the years ended June 30, 2011 and 2010 are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, June 30, 2008	4,766,849	$11.20	5.19	$49,167
Granted	835,500	22.49
Exercised	(1,344,993)	7.28
Forfeited or canceled	(163,148)	16.27

Outstanding, June 30, 2009	4,094,208	$14.59	5.16	$28,516
Granted	950,700	18.85
Exercised	(936,195)	9.07
Forfeited or canceled	(194,866)	17.21

Outstanding, June 30, 2010	3,913,847	$16.81	5.06	24,911
Granted	119,000	30.65
Exercised	(1,131,747)	11.79
Forfeited or canceled	(135,371)	21.46

Outstanding, June 30, 2011	2,765,729	$19.23	4.58	$38,485

Stock options exercisable at June 30, 2011	1,817,047	$18.41	3.91	$26,773

Stock options outstanding at June 30, 2011 included 598,037 stock options related to performance or market based options. During the year ended June 30, 2011, performance or market based options vested were 408,497. There were no performance or market based options granted or forfeited during the year ended June 30, 2011. Stock options exercisable at June 30, 2011 included 509,803 stock options related to performance based options. Vesting of performance based options is contingent on meeting various company-wide performance goals.

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last day of the year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2011. The amount of aggregate intrinsic value will change based on the fair market value of the Company's stock.

The total intrinsic value of options exercised for the years ended June 30, 2011, 2010 and 2009 was $22.2 million, $10.7 million and $19.4 million, respectively.

As of June 30, 2011, there was $7.0 million of total unrecognized compensation expense related to unvested stock options granted under the Stock Option Plans adopted in May 2000 and November 2007. The cost is expected to be recognized over a weighted average period of 2.10 years. During the years ended June 30, 2011, 2010 and 2009, the Company recognized $5.2 million, $5.2 million and $2.8 million of stock based compensation expense. The total income tax benefit recognized in the consolidated statements of operations related to stock options exercised during the years ended June 30, 2011, 2010 and 2009 was $5.0 million, $3.9 million and $6.9 million, respectively.

Restricted Stock Awards

In July 2009 the Restricted Stock Award (RSA) program was approved pursuant to the 2007 Plan. Under the Plan, employees, outside directors and independent contractors are able to participate in the Company's future performance through the awards of restricted stock. Each RSA vests pursuant to the vesting schedule set forth in the restricted stock agreement granting such RSA's, generally over three years. Under the 2007 Plan, there have been no awards of restricted stock to independent contractors.

Restricted stock award activity during the years ended June 30, 2011 and 2010 was as follows:

	Shares	Weighted- Average Fair Value
Nonvested, June 30, 2009	—	$—
Granted	225,946	18.29
Vested	(16,007)	17.46
Forfeited or canceled	(22,089)	17.46

Nonvested, June 30, 2010	187,850	18.46
Granted	451,143	25.19
Vested	(154,224)	22.08
Forfeited or canceled	(40,618)	23.03

Nonvested, June 30, 2011	444,151	$23.62

During the year ended June 30, 2011, 45,000 performance based restricted stock awards were granted and are outstanding at June 30, 2011. Vesting of the performance based restricted stock awards is contingent on certain financial performance goals.

The fair value of restricted stock awards granted for the year ended June 30, 2011 was $11.4 million. As of June 30, 2011, there was $6.7 million of total unrecognized compensation expense related to unvested restricted stock awards granted. The cost is expected to be recognized over a weighted average period of 2.34 years. The total fair value of shares vested during the year ended June 30, 2011 was $3.4 million. During the years ended June 30, 2011, 2010 and 2009, the Company recognized $4.3 million, $0.7 million, and $0.0 million, respectively, of stock based compensation expense related to restricted stock awards.

Redeemable Noncontrolling Interest	12 Months Ended
Jun. 30, 2011
Redeemable Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

11.    Redeemable Noncontrolling Interest

In April 2010, a subsidiary of the Company entered into an agreement to establish a venture with Middlebury College (Middlebury) to form a new entity named Middlebury Interactive Languages LLC (MIL) effective May 2010. The Company's investment into this venture consisted of $4.0 million in cash and contributed assets, including substantially all of its foreign languages subsidiary, in return for a 60% ownership interest. Middlebury's investment in the venture consisted of $4.0 million in cash, $0.6 million in assumed liabilities and contributed assets, including a license to use its trademark and a foreign language instruction summer camps business, in return for a 40% ownership interest. The purpose of the venture is to create and distribute innovative, high-quality online language courses under the trademark Middlebury and other marks. Transaction expenses incurred by the Company related to this transaction included in selling, administrative and other operating expenses were $0.2 million.

At any time after the fifth (5th) anniversary of the agreement, Middlebury may give written notice of its irrevocable election to sell all (but not less than all) of its Membership Interest to the Company (put right). The purchase price for Middlebury's Membership Interest shall be its fair market value and the Company may, in its sole discretion, pay the purchase price in cash or shares of the Company's common stock. The agreement also includes a provision whereby, if certain milestones are not met related to expanding the business by June 2014, Middlebury will have the option to repurchase certain contributed assets at their fair market value.

The transaction resulted in a change in ownership interest of the subsidiary that did not result in loss of control and was accounted for by the Company as an equity transaction in accordance with the provisions of ASC 810 (formerly SFAS 160, Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB 51). The assets contributed by Middlebury were initially recorded at their fair value.

Given the provision of the put right, the redeemable noncontrolling interest is redeemable outside of the Company's control and it is recorded outside of permanent equity at its redemption value fair value in accordance with EITF Topic D-98, Classification and Measurement of Redeemable Securities. The Company will adjust the redeemable noncontrolling interest to redemption value on each balance sheet date with changes in redemption value recognized as an adjustment to retained earnings, or in the absence of retained earnings, by adjustment to additional paid-in-capital.

The following is a summary of the activity of the redeemable noncontrolling interest for the years ended June 30, 2011 and 2010:

Value
Initial recording of redeemable noncontrolling interest	$17,374
Net loss	(365)
Adjustment to redemption value	365

Balance of redeemable noncontrolling interest at June 30, 2010	17,374
Net loss	(1,113)
Adjustment to redemption value	939

Balance of redeemable noncontrolling interest at June 30, 2011	$17,200

Commitments And Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
9.	Commitments and Contingencies

Litigation

In the ordinary conduct of business, the Company is subject to lawsuits, arbitrations and administrative proceedings from time to time. The Company expenses legal costs as incurred.

IpLearn

On October 26, 2011, IpLearn, LLC ("IpLearn") filed an action for patent infringement against the Company in the United States District Court for the District of Delaware. IpLearn, LLC v. K12 Inc., C.A. No. 11-1026-UNA. IpLearn is a privately-held technology development and licensing company for web and computer-based learning technologies. In its complaint, IpLearn alleges that the Company has infringed three of its patents for various computer-aided learning methods and systems. The Company was served with the complaint on October 31, 2011, and the Company's answer is not due until November 21, 2011.

Aventa Learning

In June 2010, the shareholders of Aventa Learning, Inc. (Aventa) filed a lawsuit against KC Distance Learning, Inc. in the U.S. District Court for the Western District of Washington, Axtman et al. v. KC Distance Learning, Inc. No. C10-01022-JLR (W.D. Wash). On July 23, 2010, the Company acquired all of the shares of KCDL, which is now a wholly-owned subsidiary. On August 31, 2010, the plaintiffs amended their complaint to add K12 as a co-defendant in this matter Aventa et. al. v. K12 Inc., et. al. No. C10-01022-JLR (W.D. Wash), reflecting the change in ownership. Pursuant to the Agreement and Plan of Merger between K12 and KCDL Holdings LLC (Seller), Seller agreed to assume responsibility to defend this lawsuit and to fully indemnify K12 or KCDL for any liability, including rescission. On November 10, 2011, the parties reached a settlement in principle, which settlement includes a full release of all claims against K12 Inc., and the Company made no financial contributions towards the settlement.

12.    Commitments and Contingencies

Litigation

In the ordinary conduct of business, the Company is subject to lawsuits, arbitrations and administrative proceedings from time to time. The Company expenses legal costs as incurred.

Aventa Learning

In June 2010, the shareholders of Aventa Learning, Inc. (Aventa) filed a lawsuit against KC Distance Learning, Inc. which is currently pending in the U.S. District Court for the Western District of Washington, Axtman et al. v. KC Distance Learning, Inc. (Case No. 2:10-cv-01022-JLR). The lawsuit alleges, among other things, that KCDL did not honor the terms of an earn-out provision contained in an asset purchase agreement after certain assets of Aventa were acquired by KCDL in 2007. In addition, the plaintiffs allege breach of contract and misrepresentation claims, and seek the remedy of rescission for alleged violation of the Securities Act of 1933, as amended (Securities Act). On July 23, 2010, we acquired all of the shares of KCDL, which is now our wholly-owned subsidiary. On August 31, 2010, the plaintiffs amended their complaint to add K12 Inc. as a co-defendant in this matter, reflecting the change in ownership. Pursuant to the Agreement and Plan of Merger between K12 Inc. and KCDL Holdings LLC (Seller), Seller agreed to assume responsibility to defend this lawsuit and to fully indemnify K12 Inc. for any liability, including rescission. In addition, K12 Inc. obtained a guarantee from Seller's parent company, Learning Group LLC, from any losses related to this litigation. In our view, the outcome of this litigation will not have a material adverse effect on the financial condition or results of operations of K12 Inc. or any of our subsidiaries. On March 27, 2011, the court issued an Order Denying Defendant's Motion to Dismiss Amended Complaint. Aventa Learning, Inc. et. al. v. K12 Inc., et.al. (Case No. C10-1022JLR). Accordingly, the discovery process has commenced.

Employment Agreements

The Company has entered into employment agreements with certain executive officers that provide for severance payments and, in some cases other benefits, upon certain terminations of employment. Except for the agreement with its CEO that has a three year term, all other agreements provide for employment on an "at-will" basis. If the employee is terminated for "good reason" or without cause, the employee is entitled to salary continuation, and in some cases benefit continuation, for varying periods depending on the agreement.

Vendor Payment Commitments

In April 2007, the Company entered into a master services and license agreement with a third party that provides for the Company to license their proprietary computer system. The agreement was effective through July 2010. In exchange for the license of the computer system, the Company agreed to pay a service fee per enrollment. In the event the fees paid over the term of the agreement do not exceed $1 million (the minimum commitment fee), the Company agrees to pay the difference between the actual fees paid and the minimum commitment fee. As of June 30, 2010, the actual fees paid have exceeded the minimum commitment fee. In August 2010, the agreement was renewed for a two year period ending August 2012 and includes a minimum commitment fee of $2.5 million over the term of the agreement. In the event the fees paid over the term of the agreement do not exceed $2.5 million, the Company agrees to pay the difference between the actual fees paid and the minimum commitment fee.

Acquisitions	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Acquisitions [Abstract]
Acquisitions
10.	Business combination

KCDL

On July 23, 2010 the Company acquired all of the stock of KCDL, a provider of online curriculum and public and private virtual education, by issuing to its parent company, KCDL Holdings LLC, 2,750,000 shares of a new class of stock designated as Series A Special Stock, which had a value at closing of $63.1 million. KCDL Holdings, Inc. is an affiliate of Learning Group, LLC, a related party. The holders of the Series A Special Stock have the right to convert these shares into common stock on a one-for-one basis and for the right to vote on all matters presented to K12 shareholders, other than for the election and removal of directors, for which holders of the Series A Special Stock shall have no voting rights.

The KCDL businesses include: Aventa Learning (online curriculum and instruction), the iQ Academies (statewide virtual public charter schools for middle and high school); and The Keystone School (international online private school). The operating results of KCDL have been included in the Company's condensed consolidated financial statements commencing as of the acquisition date of July 23, 2010. The acquisition of KCDL has been accounted for under the acquisition method of accounting which requires the total purchase price to be allocated to the assets acquired and liabilities to be assumed based on their estimated fair values. The fair values assigned to the assets acquired and liabilities assumed are based on valuations using management's best estimates and assumptions. The allocation of the consideration to the identifiable tangible and intangible assets and liabilities assumed under the purchase method of accounting, is based on their estimated fair values at the acquisition date and summarized in the following table (in millions):

Amount
As of July 23, 2010
Current assets	$8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)

Fair value of total consideration transferred	$63.1

The following unaudited pro forma combined results of operations give effect to the acquisition of KCDL, as if it had occurred on July 1, 2010. The unaudited pro forma combined results of operations are provided for informational purposes only and do not purport to represent the Company's actual consolidated results of operations had the acquisition occurred on the dates assumed, nor are these financial statements necessarily indicative of the Company's future consolidated results of operations. The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies. Pro forma results include non-recurring transaction costs of $1.9 million.

Pro forma Results of Operations	Three months ended September 30, 2010
Revenues	$136,193
Net Income	$568

The American Education Corporation

On December 1, 2010, the Company acquired The American Education Corporation (AEC), a leading provider of research-based core curriculum instructional software for kindergarteners through adult learners, for a total cash purchase price of $35.2 million, including certain amounts held in escrow. The escrow amounts include $6.8 million for the achievement of specified financial targets for the quarter-ended December 31, 2010. In March 2011, the specified financial targets were not achieved and consequently, this escrow amount was returned to the Company. In connection with the acquisition, the Company recorded Net Working Capital accounts of $1.9 million, net long term assets of $8.3 million, goodwill of approximately $15.7 million, intangible assets of approximately $4.5 million, and other long term liabilities and taxes payable of $2.0 million. The allocation of the estimated consideration to the identifiable tangible and intangible assets and liabilities assumed under the purchase method of accounting is preliminary and based on their estimated fair values as of the acquisition date. The acquisition of AEC has been included in the Company's results since the acquisition date. The AEC acquisition had an immaterial proforma impact on the results for the three month period ended September 30, 2011.

An additional amount of approximately $6.8 million is held in escrow and, if specified claims against AEC arise for which the Company is indemnified, such amounts may be used to satisfy those claims but not to exceed it. K12 is not entitled to any claims against the indemnification escrow amount unless and until the aggregate claim amount exceeds $250,000, at which time K12 is only entitled to reimbursement or any claims are to be paid to the selling AEC shareholders in two 50% installments of the remaining balance of the $6.8 million in the indemnification escrow on June 1, 2011 and December 1, 2011. At September 30, 2011, the Company recognized a liability of $830,000 relating to potential claims offset by a receivable from the escrow account of $580,000. The Company has not incurred any specified claims against AEC to be withdrawn from the indemnification escrow.

Investment in Web International Education Group, Ltd.

On January 3, 2011, K12 invested $10 million in Web International Education Group, Ltd. (Web). This strategic investment gives the Company a 20% minority interest in Web, with the option to purchase no less than 51% of Web before July 1, 2012, and the option to purchase all remaining equity interest between January 1, 2013 and December 31, 2015. Web is a leader in English language training for learners of all ages throughout China, including university students, government workers, and employees of international companies. Web has an extensive network of learning centers in cities throughout China. The proceeds of the investment will primarily be used to expand Web's learning center network into more cities in China. The Company has recorded its investment in Web as an available for sale debt security because of our ability to put the investment to other Web shareholders in return for the original $10 million purchase price plus interest. During the three months ended September 30, 2011, there was no change to the fair value of the Web investment based on the initial cost of the investment and Web's financial performance since the initial investment.

International School of Berne

On April 1, 2011, the Company finalized its acquisition of the operations of the International School of Berne (IS Berne) for 2 million Swiss Francs ($2.2 million). IS Berne is a traditional school located in Berne, Switzerland serving students in grades Pre-K through 12. IS Berne is an International Baccalaureate school in its 50th year of operation. The Company purchased the right to operate IS Berne and substantially all of its assets excluding real estate. The majority of the purchase price has been allocated on a preliminary basis to goodwill.

Acquisition of Assets from Kaplan Virtual Education and Insight Schools, Inc.

On July 1, 2011, the Company acquired certain assets of Kaplan Virtual Education (Kaplan/Insight Assets) for $12.6 million. The Kaplan/Insight Assets included contracts to serve nine virtual charter schools and private virtual high schools throughout the United States that have been integrated into the Company's existing operations. This purchase has been accounted for under the acquisition method of accounting and the fair values assigned to the assets acquired and liabilities assumed are based on valuations using management's best estimates and assumptions. The acquisition of the Kaplan/Insight Assets has been included in the Company's results of operations since July 1, 2011 and its proforma impact on the periods presented is immaterial. The majority of the purchase price has been allocated on a preliminary basis to goodwill.

13.    Acquisitions

KC Distance Learning, Inc.

On July 23, 2010 the Company acquired all of the stock of KCDL, a provider of online curriculum and public and private virtual education, by issuing to its parent company, KCDL Holdings LLC, 2,750,000 shares of a new class of stock designated as Series A Special Stock, which had a value at closing of $63.1 million. KCDL Holdings, Inc. is an affiliate of Learning Group, LLC, a related party. The holders of the Series A Special Stock initially had no voting rights and no rights of conversion with respect to those shares; however the holders had and continue to have participating rights in all dividends and distributions declared or paid on with respects to common stock of the company.

On December 23, 2010, the Company filed a definitive proxy statement with the Securities and Exchange Commission (SEC) for the stockholder vote. On January 27, 2011, the Company held a Special Meeting at which the stockholders approved conversion and voting rights for the holders of the Series A Special Stock. The holders of the Series A Special Stock now have the right to convert those shares into common stock on a one-for-one basis and for the right to vote on all matters presented to K12 shareholders, other than for the election and removal of directors, for which holders of the Series A Special Stock shall have no voting rights. The redemption right of the holders of the Series A Special Stock terminated upon shareholder approval of their conversion and voting rights.

The KCDL businesses include: Aventa Learning (online curriculum and instruction), the iQ Academics (statewide virtual public charter schools for middle and high school); and The Keystone School (international online private school). The operating results of KCDL have been included in the Company's condensed consolidated financial statements commencing as of the acquisition date of July 23, 2010. The acquisition of KCDL has been accounted for under the acquisition method of accounting which requires the total purchase price to be allocated to the assets acquired and liabilities to be assumed based on their estimated fair values. The fair values assigned to the assets acquired and liabilities assumed are based on valuations using management's best estimates and assumptions. The allocation of the estimated consideration to the identifiable tangible and intangible assets and liabilities assumed under the purchase method of accounting, is based on their estimated fair values of the acquisition date and summarized in the following table (in millions):

As of July 23, 2010	Amount
Current assets	$8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)

Fair value of total consideration transferred	$63.1

The following unaudited pro forma combined results of operations give effect to the acquisition of KCDL, as if it had occurred at the beginning of the periods presented. The unaudited pro forma combined results of operations are provided for informational purposes only and do not purport to represent K12s actual consolidated results of operations had the acquisition occurred on the dates assumed, nor are these financial statements necessarily indicative of K12's future consolidated results of operations. K12 expects to incur costs and realize benefits associated with integrating the operations of K12 and KCDL. The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies. Pro forma results include non-recurring transaction costs of $1.9 million.

	Year ended June 30,
Pro forma Results of Operations (unaudited, in thousands)	2011	2010
Revenues	$523,755	$421,119
Net Income	$10,839	$18,082

The American Education Corporation

On December 1, 2010, the Company acquired The American Education Corporation (AEC), a leading provider of research-based core curriculum instructional software for kindergarteners through adult learners, for a total cash purchase price of $35.2 million, including certain amounts held in escrow. The escrow amounts include $6.8 million for the achievement of specified financial targets for the quarter-ended December 31, 2010. In March 2011, the specified financial targets were not achieved and consequently, this escrow amount was returned to the Company. In connection with the acquisition, the Company recorded Net Working Capital accounts of $1.9 million, net long term assets of $8.3 million, goodwill of approximately $15.7 million, intangible assets of approximately $4.5 million, and other long term liabilities and taxes payable of $2.0 million. The acquisition of AEC has been included in the Company's results since the acquisition date of December 1, 2010. The AEC acquisition had an immaterial proforma impact on 2011 and 2010 results. The allocation of the estimated consideration to the identifiable tangible and intangible assets and liabilities assumed under the purchase method of accounting is preliminary and based on their estimated fair values as of the acquisition date.

An additional amount of approximately $6.8 million is held in escrow and, if specified claims against AEC arise for which the Company is indemnified, such amounts may be used to satisfy those claims but not to exceed it. K12 is not entitled to any claims against the indemnification escrow amount unless and until the aggregate claim amount exceeds $250,000, at which time K12 is only entitled to reimbursement or any claims are to be paid to the selling AEC shareholders in two 50% installments of the remaining balance of the $6.8 million in the indemnification escrow on June 1, 2011 and December 1, 2011. At June 30, 2011, the Company recognized a liability of $830,000 relating to potential claims offset by a receivable from the escrow account of $580,000. As of June 30, 2011, the Company has not incurred any specified claims against AEC to be withdrawn from the indemnification escrow.

Investment in Web International Education Group, Ltd.

On January 3, 2011, K12 invested $10 million in Web International Education Group, Ltd. (Web). This strategic investment gives the Company a 20% minority interest in Web, with the option to purchase no less than 51% of Web before July 1, 2012, and the option to purchase all remaining equity interest between January 1, 2013 and December 31, 2015. Web is a leader in English language training for learners of all ages throughout China, including university students, government workers, and employees of international companies. Web has an extensive network of learning centers in cities throughout China. The proceeds of the investment will be primarily be used to expand Web's learning center network into more cities in China. The Company has recorded its investment in Web as an available for sale debt security because of our ability to put the investment to other Web shareholders in return for the original $10 million purchase price plus interest. During the six months ended June 30, 2011, there was no change to the fair value of the Web investment based on the initial cost of the investment and Web's financial performance since the initial investment.

International School of Berne

On April 1, 2011, the Company finalized its acquisition of the operations of the International School of Berne (IS Berne), a traditional school located in Berne, Switzerland serving students in grades Pre-K through 12. IS Berne is an International Baccalaureate school in its 50th year of operation. The Company purchased the right to operate IS Berne and substantially all of its assets excluding real estate. The majority of the purchase price has been allocated on a preliminary basis to goodwill.

Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions
8.	Related Party

For the year ended September 30, 2011, the Company purchased services and assets in the amount of $0.1 million from Knowledge Universe Technologies (KUT) pursuant to a Transition Services Agreement related to the Company's acquisition of KCDL as well as other administrative services. KUT is an affiliate of Learning Group, LLC, a related party. Additionally, KCDL has capital leases with an outstanding balance due to KCDL Holdings, Inc. in the amount of $1.6 million as of September 30, 2011.

14.    Related Party Transactions

For the year ended June 30, 2011, the Company purchased services and assets in the amount of $1.3 million from Knowledge Universe Technologies (KUT) pursuant to a Transition Services Agreement related to the Company's acquisition of KCDL as well as other administrative services. KUT is an affiliate of Learning Group, LLC, a related party. Additionally, KCDL has capital leases with an outstanding balance due to KCDL Holdings, Inc. in the amount of $0.5 million as of June 30, 2011.

Employee Benefits	12 Months Ended
Jun. 30, 2011
Employee Benefits [Abstract]
Employee Benefits

15.    Employee Benefits

The Company is party to a Section 401(k) Salary Deferral Plan (the 401(k) Plan). Under the 401(k) Plan, employees at least 18 years of age having been employed for at least 30 days may voluntarily contribute up to 15% of their compensation. The 401(k) Plan provides for a matching Company contribution of 25% of the first 4% of each participant's compensation, which begins following six months of service and vests after three years of service. Under the 401(k) Plan, the Company expensed $0.4 million, $0.4 million and $0.3 million during each of the years ended June 30, 2011, 2010 and 2009, respectively.

Supplemental Disclosure Of Cash Flow Information	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Supplemental Disclosure Of Cash Flow Information [Abstract]
Supplemental Disclosure Of Cash Flow Information
11.	Supplemental Disclosure of Cash Flow Information

	(In thousands) Three Months Ended September 30,
	2011	2010
Cash paid for interest	$230	$238

Cash paid for taxes, net of refunds	$9	$1,461

Supplemental disclosure of non-cash investing and financing activities:
New capital lease obligations	$14,305	$10,385

Business Combinations:
— Current assets	$—	$9,198

— Property and equipment	$1,626	$8,800

— Capitalized curriculum development costs	$—	$3,873

— Intangible assets	$—	$22,810

— Goodwill	$11,041	$34,704

— Other non-current assets	$—	$138

— Deferred tax liabilities	$—	$(5,108)

— Assumed liabilities	$—	$(5,708)

— Deferred revenue	$(85)	$(2,111)

— Other noncurrent liabilities	$—	$(1,250)

— Contingent consideration	$—	$1,700

— Issuance of Series A Special Stock	$—	$63,112

Purchase of perpetual license agreement/accrued liabilities	$—	$250

16.    Supplemental Disclosure of Cash Flow Information

	Year Ended June 30,
	2011	2010	2009
Cash paid for interest	$1,216	$1,282	$1,428

Cash paid for taxes	$4,616	$872	$65

Supplemental disclosure of non-cash investing and financing activities:
Property and equipment financed by capital lease obligations	$15,645	$12,194	$16,044

Property and equipment financed by notes payable	$1,872	$—	$—
Cash receipts in transit from exercise of stock options	$87	$—	$691

Issuance of stock options related to earn-out provision of Power-Glide acquisition	$—	$—	$71

Net working capital contributed to Middlebury Interactive Languages venture	$—	$3,374	$—

Intangible assets contributed to Middlebury Interactive Languages venture	$—	$14,000	$—

Purchase of perpetual license agreement/accrued liabilities	$—	$250	$—

	Year Ended June 30,
	2011	2010	2009
Business Combinations:
Current assets	$13,396	$—	$—

Property, equipment and capitalized software development costs	$12,938	$—	$—

Capitalized curriculum development costs	$8,073	$—	$—

Intangible assets	$27,310	$—	$—

Goodwill	$53,789	$—	$—

Other non-current assets	$198	$—	$—

Deferred tax liabilities	$(6,989)	$—	$—

Assumed liabilities	$(12,229)	$—	$—

Deferred revenue	$(5,554)	$—	$—

Other noncurrent liabilities	$(738)	$—	$—

Contingent consideration	$(1,700)	$—	$—

Issuance of Series A Special Stock	$(63,112)	$—	$—

Quarterly Results Of Operations	12 Months Ended
Jun. 30, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

17.    Quarterly Results of Operations (Unaudited)

The unaudited consolidated interim financial information presented should be read in conjunction with other information included in our consolidated financial statements. The following unaudited consolidated financial information reflects all adjustments necessary for the fair presentation of the results of interim periods. The following tables set forth selected unaudited quarterly financial information for each of our last eight quarters.

	2011
	(In thousands)
	Jun 30, 2011	Mar 31, 2011	Dec 31, 2010	Sep 30, 2010
Consolidated Quarterly Statements of Income
Revenues	$128,268	$130,293	$129,002	$134,871
Cost and expenses
Instructional costs and services	78,107	77,727	76,195	75,082
Selling, administrative, and other	52,324	36,763	35,177	50,498
Product development expenses	4,029	4,972	3,435	3,911

Total costs and expenses	134,460	119,462	114,807	129,491

Income (loss) from operations	(6,192)	10,831	14,195	5,380
Interest expense, net	(237)	(307)	(366)	(297)

Income (loss) before income taxes and noncontrolling interest	(6,429)	10,524	13,829	5,083
Income tax benefit (expense)	2,968	(5,260)	(6,119)	(2,931)

Net income (loss) before noncontrolling interest	(3,461)	5,264	7,710	2,152
Add net income attributable to noncontrolling interest	617	335	129	46

Net income (loss) — K12 Inc.	$(2,844)	$5,599	$7,839	$2,198

Net income (loss) attributable to common stockholders per share:
Basic	$(0.08)	$0.17	$0.24	$0.07

Diluted	$(0.08)	$0.16	$0.23	$0.07

Weighted average shares used in computing per share amounts:
Basic	34,460,563	30,958,807	30,565,683	30,343,696

Diluted	34,460,563	31,758,313	31,128,286	30,805,106

	2010
	(In thousands)
	Jun 30,	Mar 31,	Dec 31,	Sep 30,
	2010	2010	2009	2009
Consolidated Quarterly Statements of Income
Revenues	$88,321	$96,627	$93,197	$106,325
Cost and expenses
Instructional costs and services	55,868	56,479	51,589	58,093
Selling, administrative, and other	32,329	26,843	24,899	33,327
Product development expenses	1,999	2,924	2,415	2,238

Total costs and expenses	90,196	86,246	78,903	93,658

Income (loss) from operations	(1,875)	10,381	14,294	12,667
Interest expense, net	(289)	(361)	(324)	(357)

Income (loss) before income taxes and noncontrolling interest	(2,164)	10,020	13,970	12,310
Income tax benefit (expense)	427	(3,927)	(4,381)	(5,368)

Net income (loss) before noncontrolling interest	(1,737)	6,093	9,589	6,942
Add net income attributable to noncontrolling interest	412	36	49	141

Net income (loss) — K12 Inc.	$(1,325)	$6,129	$9,638	$7,083

Net income (loss) attributable to common stockholders per share:
Basic	$(0.04)	$0.20	$0.33	$0.24

Diluted	$(0.04)	$0.20	$0.32	$0.24

Weighted average shares used in computing per share amounts:
Basic	30,195,130	29,951,327	29,648,674	29,378,074

Diluted	30,195,130	30,352,974	29,974,642	29,948,550

Subsequent Events	12 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

18.    Subsequent Events

On July 1, 2011, the Company acquired certain assets of Kaplan Virtual Schools and Insight Schools, Inc. These assets include virtual charter schools and private virtual high schools throughout the United States that will be integrated into the Company's existing operations.

In August 2011, the Company renewed its lease line of credit with PNC Bank. The lease line now expires in August 2012.

Valuation And Qualifying Accounts	12 Months Ended
Jun. 30, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

SCHEDULE II

K12 INC

VALUATION AND QUALIFYING ACCOUNTS

YEARS ENDED JUNE 30, 2011, 2010 AND 2009

1.    ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Balance at Beginning of Period	Additions Charged to Cost and Expenses	Deductions from Allowance	Balance at End of Period
June 30, 2011	$1,362,530	1,471,510	1,056,559	$1,777,481
June 30, 2010	$1,055,261	502,723	195,454	$1,362,530
June 30, 2009	$1,458,372	423,571	826,682	$1,055,261

2.    INVENTORY RESERVE

	Balance at Beginning of Period	Charged to Cost and Expenses	Deductions, Shrinkage and Obsolescence	Balance at End of Period
June 30, 2011	$1,903,448	1,060,157	46,946	$2,916,659
June 30, 2010	$884,094	1,085,270	65,916	$1,903,448
June 30, 2009	$734,827	149,267	—	$884,094

3.    COMPUTER RESERVE(1)

	Balance at Beginning of Period	Additions (Deductions) Charged to Cost and Expenses	Deductions, Shrinkage and Obsolescence	Balance at End of Period
June 30, 2011	$843,876	219,409	—	$1,063,285
June 30, 2010	$1,022,147	(178,271)	—	$843,876
June 30, 2009	$778,789	243,358	—	$1,022,147

(1)	A reserve account is maintained against potential shrinkage and obsolescence for those computers provided to our students. The reserve is calculated based upon several factors including historical percentages, the net book value and remaining useful life. During fiscal year 2011, certain computers were written off against the reserve.

4.    INCOME TAX VALUATION ALLOWANCE

	Balance at Beginning of Period	Additions to Net Deferred Tax Assets Allowance	Deductions in Net Deferred Tax Asset Allowance	Balance at End of Period
June 30, 2011	$820,213	95,732	—	$915,945
June 30, 2010	$746,726	73,487	—	$820,213
June 30, 2009	$610,954	135,772	—	$746,726

Summary Of Significant Accounting Policies (Policy)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Use Of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions affecting the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, we evaluate our estimates and assumptions, including those related to allowance for doubtful accounts, inventory reserves, amortization periods, the allocation of purchase price to the fair value of net assets and liabilities acquired in connection with business combinations, fair values used in asset impairment evaluations, valuation of long-lived assets, fair value of redeemable noncontrolling interest, contingencies, income taxes and stock-based compensation expense. We base our estimates on historical experience and on various other assumptions that we believe are reasonable under the circumstances. The results of our analysis form the basis for making assumptions about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Revenue Recognition And Concentration Of Revenues

Revenue Recognition

Revenues are principally earned from long-term contractual agreements to provide on-line curriculum, books, materials, computers and management services to virtual public schools, hybrid schools, traditional schools, school districts, public charter schools and private schools. In addition to providing the curriculum, books and materials under the virtual public school and hybrid school contracts from which most of the Company's revenue is derived, the Company is responsible for all aspects of the management of schools, including monitoring academic achievement, teacher hiring and training, compensation of school personnel, financial management, enrollment processing and procurement of curriculum, equipment and required services. The schools receive funding on a per student basis from the state in which the public school or school district is located. Shipments for schools that occur in the fourth fiscal quarter that are for the upcoming school year are recorded in deferred revenues.

Where the Company has determined that they are the primary obligor for substantially all expenses under these contracts, the Company records the associated per student revenue received by the school from its state funding school district up to the expenses incurred in accordance with ASC 605 — Revenue Recognition. For contracts in which the Company is not the primary obligor, the Company records revenue based on its net fees earned per the contractual agreement.

The Company generates revenues under contracts with virtual public schools and hybrid schools which include multiple elements. These elements include providing each of a school's students with access to the Company's on-line school and the on-line component of lessons; offline learning kits which include books and materials designed to complement and supplement the on-line lessons; the use of a personal computer and associated reclamation services; internet access and technology support services; the services of a state-certified teacher and; all management and technology services required to operate a virtual public school or hybrid school. In certain managed school contracts, our revenue is determined directly by per enrollment funding. As our services are performed over the fiscal year, we generally earn and recognize revenues ratably over that period.

The Company has determined that the elements of our contracts are valuable to schools in combination, but do not have standalone value. As a result, the elements within our multiple-element contracts do not qualify for treatment as separate units of accounting. Accordingly, the Company accounts for revenues received under multiple element arrangements as a single unit of accounting and recognizes the entire arrangement based upon the approximate rate at which we incur the costs associated with each element.

Under the contracts with the schools where the Company provides turnkey management services, the Company has generally agreed to absorb any operating losses of the schools in a given school year. These school operating losses represent the excess of costs incurred over revenues earned by the virtual public schools or hybrid schools as reflected on their financial statements. The costs include Company charges to the schools. The fact that a school has an operating loss in one year does not necessarily mean the Company anticipates losing money on the entire contract, however, a school operating loss may reduce the Company's ability to collect invoices in full. Accordingly, the Company's recognized revenues reflect this reduction. The Company amortizes the estimated school operating loss against revenues based upon the percentage of actual revenues in the period to total estimated revenues for the fiscal year. Management periodically reviews its estimates of full year school revenues and full year school operating expenses and amortizes the net impact of any changes to these estimates over the remainder of the fiscal year. Actual school operating losses may vary from these estimates or revisions, and the impact of these differences could have a material impact on results of operations. Since the end of the school year coincides with the end of the Company's fiscal year, annual revenues are generally based on actual school revenues and actual costs incurred in the calculation of school operating losses.

On December 1, 2010, the Company acquired The American Education Corporation (AEC), a leading provider of research-based core curriculum for kindergarteners through adult learners. AEC derives revenues from four sources: (1) annual subscription license revenues; (2) license revenues from non-cancelable perpetual license agreements; (3) related professional and support services and (4) hosting services to provide customers with access to its online courses.

We recognize revenue in accordance with ASC 605 when all of the following conditions are met: there is persuasive evidence of an arrangement; delivery has occurred or services have been rendered; the amount of fees to be paid by the customer is fixed and determinable; and the collectability of the fee is probable. Revenue from hosting services is recognized over the term of the hosting agreement.

Revenue from the licensing of curriculum under subscription arrangements where AEC provides online access to curriculum is recognized on a ratable basis over the subscription period starting the later of the first day of the subscription period or when all revenue recognition criteria identified above have been met. Revenue from the licensing of curriculum under subscription and non-cancelable perpetual arrangements where AEC is not providing access via hosting arrangement is recognized when all revenue recognition criteria have been met. Revenue from professional and support services include consulting and training services, which are deferred and recognized ratably over the service period.

Other revenues are generated from individual customers who prepay and have access for 12 or 24 months to curriculum via the Company's Web site. The Company recognizes these revenues pro rata over the maximum term of the customer contract, which is either 12 or 24 months. Revenues from associated offline learning kits are recognized upon shipment.

During the three months ended September 30, 2011 and 2010, approximately 56% and 50%, respectively, of the Company's revenues were recognized from schools we managed. During the three months ended September 30, 2011, we had contracts with two schools that represented approximately 7% and 9% of revenues. During the three months ended September 30, 2010, we had contracts with two schools that each individually represented approximately 12% of revenues. Approximately 13% and 12% of accounts receivable was attributable to a contract with one school as of September 30, 2011 and June 30, 2011.

Revenue Recognition and Concentration of Revenues

Revenues are principally earned from long-term contractual agreements to provide on-line curriculum, books, materials, computers and management services to virtual public schools, hybrid schools, traditional schools, school districts, public charter schools and private schools. In addition to providing the curriculum, books and materials, under most contracts, the Company is responsible to the virtual public schools or hybrid schools for all aspects of the management of schools, including monitoring academic achievement, teacher hiring and training, compensation of school personnel, financial management, enrollment processing and procurement of curriculum, equipment and required services. The schools receive funding on a per student basis from the state in which the public school or school district is located. Shipments for schools that occur in the fourth fiscal quarter that are for the upcoming school year are recorded in deferred revenues.

Where the Company has determined that they are the primary obligor for substantially all expenses under these contracts, the Company records the associated per student revenue received by the school from its state funding school district up to the expenses incurred in accordance with ASC 605 (formerly Emerging Issues Task Force (EITF) 99-19, Reporting Revenue Gross as a Principal Versus Net as an Agent). As a result of being the primary obligor, amounts recorded as revenues and instructional costs and services for the years ended June 30, 2011, 2010 and 2009 were $136.1 million, $106.6 million and $92.8 million, respectively. For contracts in which the Company is not the primary obligor, the Company records revenue based on its net fees earned per the contractual agreement.

The Company generates revenues under contracts with virtual public schools and hybrid schools which include multiple elements. These elements include providing each of a school's students with access to the Company's on-line school and the on-line component of lessons; offline learning kits which include books and materials designed to complement and supplement the on-line lessons; the use of a personal computer and associated reclamation services; internet access and technology support services; the services of a state-certified teacher and; all management and technology services required to operate a virtual public school or hybrid school. In certain managed school contracts, our revenue is determined directly by per enrollment funding. As our services are performed over the fiscal year, we generally earn and recognize revenues ratably over that period.

The Company has determined that the elements of our contracts are valuable to schools in combination, but do not have standalone value. As a result, the elements within our multiple-element contracts do not qualify for treatment as separate units of accounting. Accordingly, the Company accounts for revenues received under multiple element arrangements as a single unit of accounting and recognizes the entire arrangement based upon the approximate rate at which we incur the costs associated with each element.

Under the contracts with the schools where the Company provides turnkey management services, the Company has generally agreed to absorb any operating losses of the schools in a given school year. These school operating losses represent the excess of costs incurred over revenues earned by the virtual public schools or hybrid schools as reflected on their financial statements. The costs include Company charges to the schools. The fact that a school has an operating loss in one year does not necessarily mean the Company anticipates losing money on the entire contract, however, a school operating loss may reduce the Company's ability to collect invoices in full. Accordingly, the Company's recognized revenues reflect this reduction. The Company amortizes the estimated school operating loss against revenues based upon the percentage of actual revenues in the period to total estimated revenues for the fiscal year. Management periodically reviews its estimates of full year school revenues and full year school operating expenses and amortizes the net impact of any changes to these estimates over the remainder of the fiscal year. Actual school operating losses may vary from these estimates or revisions, and the impact of these differences could have a material impact on results of operations. Since the end of the school year coincides with the end of the Company's fiscal year, annual revenues are generally based on actual school revenues and actual costs incurred in the calculation of school operating losses. For the years ended June 30, 2011, 2010 and 2009, the Company's revenue included a reduction for these school operating losses of $39.2 million, $32.6 million and $28.3 million, respectively.

On December 1, 2010, the Company acquired The American Education Corporation (AEC), a leading provider of research-based core curriculum for kindergarteners through adult learners. AEC derives revenues from four sources: (1) annual subscription license revenues; (2) license revenues from non-cancelable perpetual license agreements; (3) related professional and support services and (4) hosting services to provide customers with access to its online courses.

We recognize revenue in accordance with ASC 605 when all of the following conditions are met: there is persuasive evidence of an arrangement; delivery has occurred or services have been rendered; the amount of fees to be paid by the customer is fixed and determinable; and the collectability of the fee is probable. Revenue from hosting services is recognized over the term of the hosting agreement.

Revenue from the licensing of curriculum under subscription arrangements where AEC provides online access to curriculum is recognized on a ratable basis over the subscription period starting the later of the first day of the subscription period or when all revenue recognition criteria identified above have been met. Revenue from the licensing of curriculum under subscription and non-cancelable perpetual arrangements where AEC is not providing access via hosting arrangement is recognized when all revenue recognition criteria have been met. Revenue from professional and support services include consulting and training services, which are deferred and recognized ratably over the service period.

Other revenues are generated from individual customers who prepay and have access for 12 or 24 months to curriculum via the Company's Web site. The Company recognizes these revenues pro rata over the maximum term of the customer contract, which is either 12 or 24 months. Revenues from associated offline learning kits are recognized upon shipment.

During the years ended June 30, 2011, 2010 and 2009, approximately 85%, 97% and 94%, respectively, of the Company's revenues were recognized from schools we managed. In fiscal years 2011, we had contracts with two schools that each individually represented approximately 13% of revenues. In fiscal years 2010 and 2009, we had contracts with two schools that each individually represented approximately 14% of revenues. Approximately 12% and 15% of accounts receivable was attributable to a contract with one school as of June 30, 2011 and 2010.

Consolidation

Consolidation

The condensed consolidated financial statements include the accounts of the Company, its wholly-owned and affiliated companies that the Company owns, directly or indirectly, and all controlled subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Consolidation

The condensed consolidated financial statements include the accounts of the Company, its wholly-owned and affiliated companies, either owned directly or indirectly, and all controlled subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Shipping And Handling Costs

Shipping and Handling costs

Shipping and handling costs are expensed when incurred and are classified as cost of goods sold in the accompanying consolidated statements of operations. Shipping and handling charges are invoiced to the customer and are included in revenues.

Research And Development Costs

Research and Development Costs

All research and development costs are expensed as incurred including patent application costs in accordance with Statement of Financial Accounting Standards (SFAS) No. 2, Accounting for Research and Development Costs, (codified in ASC 730).

Cash And Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents generally consist of cash on hand and cash held in money market and demand deposit accounts. For purposes of the statements of cash flows, the Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. We have never experienced any losses related to these balances. All of our non-interest bearing cash balances were fully insured at June 30, 2011 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits.

Restricted Cash And Cash Equivalents

Restricted Cash and Cash Equivalents

Restricted cash consists of cash held in escrow pursuant to an agreement with a virtual public school that the Company manages and a purchase agreement with an inventory supplier. The Company established an escrow account for the benefit of the school's sponsoring school district in the event a future claim is made and for the benefit of one of the Company's inventory suppliers for delivery of materials purchased on behalf of the Company.

Allowance For Doubtful Accounts

Allowance for Doubtful Accounts

The Company maintains an allowance for uncollectible accounts primarily for estimated losses resulting from the inability, failure or refusal of individual customers to make required payments. These losses have been within management's expectations. The Company analyzes accounts receivable, historical percentages of uncollectible accounts and changes in payment history when evaluating the adequacy of the allowance for uncollectible accounts. Management believes that an allowance for doubtful accounts of $1.8 million and $1.4 million as of June 30, 2011 and 2010, respectively, is adequate. However, actual write-offs might exceed the recorded allowance.

Inventories

Inventories

Inventories consist primarily of schoolbooks and curriculum materials, a majority of which are supplied to virtual public schools and hybrid schools and utilized directly by students. Inventories represent items that are purchased and held for sale and are recorded at the lower of cost (first-in, first-out method) or market value. Excess and obsolete inventory reserves are established based upon the evaluation of the quantity on hand relative to demand. The excess and obsolete inventory reserve was $3.0 million and $2.9 million at September 30, 2011 and June 30, 2011, respectively

Inventories

Inventories consist primarily of schoolbooks and curriculum materials, a majority of which are supplied to virtual public schools and hybrid schools and utilized directly by students. Inventories represent items that are purchased and held for sale and are recorded at the lower of cost (first-in, first-out method) or market value. Excess and obsolete inventory reserves are established based upon the evaluation of the quantity on hand relative to demand. The excess and obsolete inventory reserve at June 30, 2011 and 2010 was $2.9 million and $1.9 million, respectively.

Other Current Assets

Other Current Assets

Other current assets consist primarily of schoolbooks and curriculum materials which are expected to be returned to the Company upon the completion of the school year. Materials not returned are expensed as part of instructional costs and services.

Property And Equipment

Property and Equipment

Property, equipment and capitalized software development costs are stated at cost less accumulated depreciation and amortization. Depreciation expense is calculated using the straight-line method over the estimated useful life of the asset (or the lesser of the term of the lease and the estimated useful life of the asset for fixed assets under capital leases). Amortization of assets capitalized under capital lease arrangements is included in depreciation expense. Property and equipment are depreciated over the following lives:

Useful Life
Student computers	3 years
Computer hardware	3 years
Computer software	3 years
Web site development costs	3 years
Office equipment	5 years
Furniture and fixtures	7 years
Leasehold Improvements	3-12 years

Leasehold improvements are amortized over the lesser of the lease term or the estimated useful life of the asset. The Company determines the lease term in accordance with ASC 840 (formerly Statement of Financial Accounting Standards (SFAS) No. 13, Accounting for Leases) as the fixed non-cancelable term of the lease plus all periods for which failure to renew the lease imposes a penalty on the lessee in an amount such that renewal appears, at the inception of the lease, to be reasonably assured.

Capitalized Software Development Costs

Capitalized Software Development Costs

The Company develops software for internal use. Software development costs incurred during the application development stage are capitalized in accordance with ASC 350 (formerly Statement of Position 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use). The Company amortizes these costs over the estimated useful life of the software which is generally three years. Capitalized software development costs are stated at cost less accumulated amortization.

Capitalized software development additions totaled $9.9 million, $9.3 million and $9.8 million for the years ended June 30, 2011, 2010 and 2009, respectively. Amortization expense for the years ended June 30, 2011, 2010 and 2009 was $8.9 million, $3.9 million and $2.6 million, respectively.

Capitalized Curriculum Development Costs

Capitalized Curriculum Development Costs

The Company internally develops curriculum, which is primarily provided as web content and accessed via the Internet. The Company also creates textbooks and other offline materials.

The Company capitalizes curriculum development costs incurred during the application development stage in accordance with ASC 350. ASC 350 provides guidance for the treatment of costs associated with computer software development and defines those costs to be capitalized and those to be expensed. Costs that qualify for capitalization are external direct costs, payroll and payroll-related costs. Costs related to general and administrative functions are not capitalizable and are expensed as incurred. We capitalize curriculum development costs during the design and deployment phases of the project. Many of our new courses leverage off of proven delivery platforms and are primarily content, which has no technological hurdles. As a result, a significant portion of our courseware development costs qualify for capitalization due to the concentration of our development efforts on the content of the courseware.

Technological feasibility is established when we have completed all planning, designing, coding, and testing activities necessary to establish that a course can be produced to meet its design specifications. Capitalization ends when a course is available for general release to our customers, at which time amortization of the capitalized costs begins. The period of time over which these development costs will be amortized is generally five years. This is consistent with the capitalization period used by others in our industry and corresponds with our product development lifecycle.

Total capitalized curriculum development additions were $18.1 million, $13.9 million and $13.9 million for the years ended June 30, 2011, 2010 and 2009, respectively. These amounts are recorded on the accompanying consolidated balance sheet, net of amortization and impairment charges. Amortization and impairment charges are recorded in product development expenses on the accompanying consolidated statement of operations. Amortization expense for the years ended June 30, 2011, 2010 and 2009 were $10.4 million, $5.7 million and $3.4 million, respectively.

Noncontrolling Interest

Noncontrolling Interest

Earnings or losses attributable to other stockholders of a consolidated affiliated company are classified separately as "noncontrolling interest" in the Company's condensed consolidated statements of operations. Net loss attributable to noncontrolling interest reflects only its share of the after-tax earnings or losses of an affiliated company. Income taxes attributable to noncontrolling interest are determined using the applicable statutory tax rates in the jurisdictions where such operations are conducted. These rates vary from country to country. The Company's condensed consolidated balance sheets reflect noncontrolling interest within the equity section of the condensed consolidated balance sheets rather than in the mezzanine section of the condensed consolidated balance sheets, except for redeemable noncontrolling interest. Noncontrolling interest is classified separately in the Company's condensed consolidated statement of equity (deficit).

Noncontrolling Interest

Earnings or losses attributable to other stockholders of a consolidated affiliated company are classified separately as "noncontrolling interest" in the Company's consolidated statements of operations. Net loss attributable to noncontrolling interest reflects only its share of the after-tax earnings or losses of an affiliated company. Income taxes attributable to noncontrolling interest are determined using the applicable statutory tax rates in the jurisdictions where such operations are conducted. These rates vary from country to country. The Company's consolidated balance sheets reflect noncontrolling interest within the equity section of the consolidated balance sheet rather than in the mezzanine section of the consolidated balance sheet, except for redeemable noncontrolling interest. Noncontrolling interest is classified separately in the Company's statements of equity.

Redeemable Noncontrolling Interests

Redeemable Noncontrolling Interests

Noncontrolling interests in subsidiaries that are redeemable outside of the Company's control for cash or other assets are classified outside of permanent equity at fair value. The redeemable noncontrolling interests will be adjusted to their fair value at each balance sheet date. The resulting increases or decreases in the estimated redemption amount are affected by corresponding charges against retained earnings, or in the absence of retained earnings, additional paid-in-capital.

Redeemable Noncontrolling Interests

Noncontrolling interests in subsidiaries that are redeemable outside of the Company's control for cash or other assets are classified outside of permanent equity at fair value. The redeemable noncontrolling interests will be adjusted to their fair value at each balance sheet date. The resulting increases or decreases in the estimated redemption amount are effected by corresponding charges against retained earnings, or in the absence of retained earnings, additional paid-in-capital.

Goodwill And Intangibles

Goodwill and Intangibles

The Company records as goodwill the excess of purchase price over the fair value of the identifiable net assets acquired. Finite-lived intangible assets acquired in business combinations subject to amortization are recorded at their fair value in accordance with ASU Topic 350 — Intangibles — Goodwill and Other. Finite-lived intangible assets include trade names and non-compete agreements. Such intangible assets are amortized on a straight-line basis over their estimated useful lives.

In accordance with ASC Topic 360 — Property, Plant, and Equipment, the Company reviews its recorded finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset.

ASC 350 prescribes a two-step process for impairment testing of goodwill and intangibles with indefinite lives, which is performed annually, as well as when an event triggering impairment may have occurred. Goodwill and intangible assets deemed to have an indefinite life are tested for impairment on an annual basis, or earlier when events or changes in circumstances suggest the carrying amount may not be fully recoverable. The Company has elected to perform its annual assessment on May 31st of each year.

During the first quarter of 2011, the Company's goodwill increased by approximately $11.1 million due primarily to the acquisition of certain assets of Kaplan Virtual Education and Insight Schools (Kaplan/Insight Assets) a subsidiary of Kaplan, Inc (see Note 10). The Company did not experience a significant adverse change in its business climate and therefore does not believe a triggering event occurred that would require a detailed test of goodwill for impairment as of an interim date. Consequently, the first step of the goodwill impairment test will not be performed during the first quarter of 2012. The Company will complete its annual goodwill impairment test as of May 31, 2012.

The following table represents goodwill additions during the fiscal quarter ended September 30, 2011:

($ in millions)	Amount
Rollforward of Goodwill
Balance as of June 30, 2011	$55.6
Acquisition of certain Kaplan/Insight Assets	11.0
Other adjustments	0.1

Balance as of September 30, 2011	$66.7

The following table represents the balance of intangible assets as of September 30, 2011 and June 30, 2011.

Intangible Assets:

	September 30, 2011			June 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names	$23.3	$(1.8)	$21.5	$23.3	$(1.6)	$21.7
Customer and distributor relationships	16.5	(1.9)	14.6	16.5	(1.3)	15.2
Developed technology	1.5	(0.5)	1.0	1.5	(0.4)	1.1
Other	0.5	(0.2)	0.3	0.5	(0.2)	0.3

	$41.8	$(4.4)	$37.4	$41.8	$(3.5)	$38.3

Goodwill and Intangibles

We record as goodwill the excess of purchase price over the fair value of the identifiable net assets acquired. Finite-lived intangible assets acquired in business combinations subject to amortization are recorded at their fair value in accordance with ASU Topic 350. Finite-lived intangible assets include trade names and non-compete agreements. Such intangible assets are amortized on a straight-line basis over their estimated useful lives. As of June 30, 2011 and 2010, finite-lived intangible assets are recorded at $41.8 million and $14.5 million, respectively and accumulated amortization of $3.5 million and $0.4 million, respectively. Amortization expense for the years ended June 30, 2011, 2010 and 2009 was $3.1 million, $0.2 million and $0.1 million, respectively. Future amortization of intangible assets is not yet determinable until a final allocation is completed identifying the finite-lived intangibles and corresponding useful life contributed to AEC (see Note 11). As of June 30, 2011 and 2010, goodwill balances were recorded for at $55.6 million and $1.8 million, respectively

In accordance with ASC 360 (formerly SFAS 144, Accounting for the Impairment or Disposal of Long-Lived Assets) the Company reviews its recorded finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset.

ASC 350 (formerly SFAS 142, Goodwill and Other Intangible Assets) prescribes a two-step process for impairment testing of goodwill and intangibles with indefinite lives, which is performed annually, as well as when an event triggering impairment may have occurred. Goodwill and intangible assets deemed to have an indefinite life are tested for impairment on an annual basis, or earlier when events or changes in circumstances suggest the carrying amount may not be fully recoverable. The Company has elected to perform its annual assessment on May 31st. For the years ended June 30, 2011, 2010 and 2009 no impairment to goodwill was recorded.

The following table represents goodwill additions during 2010 and 2011:

Amount
($ in millions)
Rollforward of Goodwill
Balance as of June 30, 2009	$0.3
Middlebury Interactive Languages LLC	1.5

Balance as of June 30, 2010	$1.8
KC Distance Learning Corporation	34.5
The American Education Corporation	15.7
International School of Berne	2.8
Cardean Learning Group LLC (through Capital Education LLC)	0.8

Balance as of June 30, 2011	$55.6

Intangible Assets

	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names	$23.3	$(1.6)	$21.7	$14.0	$(0.2)	$13.8
Customer and distributor relationships	16.5	(1.3)	15.2	—	—	—
Developed technology	1.5	(0.4)	1.1	—	—	—
Other	0.5	(0.2)	0.3	0.5	(0.2)	0.3

	$41.8	$(3.5)	$38.3	$14.5	$(0.4)	$14.1

Impairment Of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets include property, equipment, capitalized curriculum and software developed or obtained for internal use. In accordance with ASC 360, the Company reviews its recorded long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset. There was no impairment for the quarter ended September 30, 2011 and the year ended June 30, 2011.

Impairment of Long-Lived Assets

Long-lived assets include property, equipment, capitalized curriculum and software developed or obtained for internal use. In accordance with ASC 360, the Company reviews its recorded long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset. Impairment charges related to capitalized curriculum development were $0.3 million for the year ended June 30, 2009. There was no impairment for the years ended June 30, 2011 and 2010.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes, (formerly SFAS No. 109, Accounting for Income Taxes). Under ASC 740, deferred tax assets and liabilities are computed based on the difference between the financial reporting and income tax bases of assets and liabilities using the enacted marginal tax rate. ASC 740 requires that the net deferred tax asset be reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized.

Sales Taxes

Sales Taxes

Sales tax collected from customers is excluded from revenues. Collected but unremitted sales tax is included as part of accrued liabilities in the accompanying consolidated balance sheets. Revenues do not include sales tax as the Company considers itself a pass-through conduit for collecting and remitting sales tax.

Stock-Based Compensation

Stock-Based Compensation

We adopted ASC 718 (formerly SFAS 123(R), Share-Based Payment (Revised 2004)) using the modified prospective method as of July 1, 2006. Under this method, compensation cost is recognized based on the requirements of SFAS 123R for all share-based awards granted subsequent to July 1, 2006, and for all awards granted, but not vested, prior to July 1, 2006.

Advertising And Marketing Expenses

Advertising and Marketing Expenses

Advertising and marketing costs consist primarily of internet advertising, online marketing, direct mail, print media and television commercials and are expensed when incurred.

Net Income Per Common Share

Net Income Per Common Share

The Company calculates net income per share in accordance with ASC 260. Under ASC 260, basic net income per common share is calculated by dividing net income by the weighted-average number of common shares outstanding during the reporting period. The weighted average number of shares of common stock outstanding includes vested restricted stock awards. Diluted earnings per share reflects the potential dilution that could occur assuming conversion or exercise of all dilutive unexercised stock options and restricted stock awards. The dilutive effect of stock options and restricted stock awards was determined using the treasury stock method. Under the treasury stock method, the proceeds received from the exercise of stock options and restricted stock awards, the amount of compensation cost for future service not yet recognized by the Company, and the amount of tax benefits that would be recorded in additional paid-in capital when the stock options become deductible for income tax purposes are all assumed to be used to repurchase shares of the Company's common stock. Stock options and restricted awards are not included in the computation of diluted earnings per share when they are antidilutive. Common stock outstanding reflected in our consolidated balance sheet includes restricted awards outstanding. Securities that may participate in undistributed earnings with common stock are considered participating securities. Since the Series A Shares participate in all dividends and distributions declared or paid with respect to common stock of the Company (as if a holder of common stock), the Series A Shares meet the definition of participating security under ASC 260 Participating Securities and the Two-Class Method under FASB Statement No. 128. All securities that meet the definition of a participating security, regardless of whether the securities are convertible, non-convertible, or potential common stock securities, are included in the computation of both basic and diluted EPS (as a reduction of the numerator) using the two-class method. Under the two-class method all undistributed earnings in a period are to be allocated to common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed.

The following schedule presents the calculation of basic and diluted net income per share:

	Three Months Ended September 30,
	2011	2010
	(In thousands except shares and per share data)
Basic earnings per share computation:
Net income — K12	$4,600	$2,198
Amount allocated to participating Series A stockholders	$(330)	$(137)

Income available to common stockholders — basic	$4,270	$2,061

Weighted average common shares — basic historical	35,629,836	30,343,696

Basic net income per share	$0.12	$0.07

Dilutive earnings per share computation:
Net income — K12	$4,600	$2,198
Amount allocated to participating Series A stockholders	$(330)	$(137)

Income available to common stockholders — diluted	$4,270	$2,061

Share computation:
Weighted average common shares — basic historical	35,629,836	30,343,696
Effect of dilutive stock options and restricted stock awards	324,239	461,410

Weighted average common shares outstanding — diluted	35,954,075	30,805,106

Diluted net income per share	$0.12	$0.07

Net Income Per Common Share

The Company calculates net income per share in accordance with ASC 260 (formerly SFAS 128, Earnings Per Share). Under ASC 260, basic net income per common share is calculated by dividing net income by the weighted-average number of common shares outstanding during the reporting period. The weighted average number of shares of common stock outstanding includes vested restricted stock awards. Diluted earnings per share reflects the potential dilution that could occur assuming conversion or exercise of all dilutive unexercised stock options and warrants. The dilutive effect of stock options, restricted stock awards, and warrants was determined using the treasury stock method. Under the treasury stock method, the proceeds received from the exercise of stock options and restricted stock awards, the amount of compensation cost for future service not yet recognized by the Company, and the amount of tax benefits that would be recorded in additional paid-in capital when the stock options become deductible for income tax purposes are all assumed to be used to repurchase shares of the Company's common stock. Stock options and restricted awards are not included in the computation of diluted earnings per share when they are antidilutive. Common stock outstanding reflected in our consolidated balance sheet includes restricted awards outstanding. Securities that may participate in undistributed earnings with common stock are considered participating securities. Since the Series A Shares participate in all dividends and distributions declared or paid with respect to common stock of the Company (as if a holder of common stock), the Series A Shares meet the definition of participating security under ASC 260 Participating Securities and the Two-Class Method under FASB Statement No. 128. All securities that meet the definition of a participating security, regardless of whether the securities are convertible, non-convertible, or potential common stock securities, are included in the computation of both basic and diluted EPS (as a reduction of the numerator) using the two-class method. Under the two-class method all undistributed earnings in a period are to be allocated to common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed.

The following schedule presents the calculation of basic and diluted net income per share:

	Year Ended June 30,
	2011	2010	2009
	(In thousands except shares and per share data)
Basic earnings per share computation:
Net income — K12	$12,792	$21,525	$12,315
Amount allocated to participating Series A stockholders	$(1,031)	$—	$—

Income available to common stockholders — basic	$11,761	$21,525	$12,315

Weighted average common shares — basic historical	31,577,758	29,791,973	28,746,188

Basic net income per share	$0.37	$0.72	$0.43

Dilutive earnings per share computation:
Net income — K12	$12,792	$21,525	$12,315
Amount allocated to participating Series A stockholders	$(1,031)	$—	$—

Income available to common stockholders — diluted	$11,761	$21,525	$12,315

Share computation:
Weighted average common shares — basic historical	31,577,758	29,791,973	28,746,188
Effect of dilutive stock options and restricted stock awards	537,003	456,710	893,786

Weighted average common shares outstanding — diluted	32,114,761	30,248,683	29,639,974

Diluted net income per share	$0.37	$0.71	$0.42

The number of shares of common stock outstanding at June 30, 2011 is 35,927,452.

As of June 30, 2011, 2010 and 2009, the shares of common stock issuable in connection with stock options of 317,913, 1,048,749 and 1,001,259 respectively, were not included in the diluted loss per common share calculation since their effect was anti-dilutive.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.	Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.
Fair Value Measurements

Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability, in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1:	Inputs based on quoted market prices for identical assets or liabilities in active markets at the measurement date.

Level 2:

Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:

Inputs reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the instruments valuation.

The carrying values reflected in our consolidated balance sheets for cash and cash equivalents, receivables, and short and long term debt approximate their fair values. The redeemable noncontrolling interest is a result of the Company's venture with Middlebury College to form a new entity, Middlebury Interactive Languages. Under the agreement, Middlebury College has an irrevocable election to sell all (but not less than all) of its Membership Interest to the Company ("put right"). The fair value of the redeemable noncontrolling interest reflects management's best estimate of the redemption value of the put right. The Company has recorded its investment in Web International Education Group, Ltd. (Web) as an available for sale debt security because of our ability to put the investment to other Web shareholders in return for the original $10 million purchase price plus interest. The fair value reflects management's best estimate of the investment in Web.

The following table summarizes certain fair value information at June 30, 2011 for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

The following table summarizes certain fair value information at September 30, 2011 for assets and liabilities measured at fair value on a recurring basis.

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

The following table presents activity related to our fair value measurements categorized as Level 3 of the valuation hierarchy, valued on a recurring basis:

	Three Months Ended September 30, 2011
Description	Fair Value June 30, 2011	Purchases, Issuances, and Settlements	Unrealized Gains/(Losses)	Fair Value September 30, 2011
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	—	—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

The fair value of the investment in Web International Education Group (Web) as of September 30, 2011 was estimated to be $10 million. The fair value was measured based on the initial cost of the investment and Web's financial performance since initial investment. There was no underlying change in its estimated market value. There have been no transfers in or out of Level 3 of the hierarchy for the period presented.

The fair value of the Redeemable Noncontrolling Interest in Middlebury Joint Venture was measured in accordance with ASC 480, Distinguishing Liabilities from Equity, and was based upon a valuation from a third party valuation firm as of June 30, 2011. As of September 30, 2011 the Company performed an internal analysis and detemined there was no underlying change in the estimated fair market value. This analysis incorporated a number of assumptions and estimates including the financial results of the joint venture to date.

Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability, in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1:	Inputs based on quoted market prices for identical assets or liabilities in active markets at the measurement date.

Level 2:	Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:	Inputs reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the instruments valuation.

The carrying values reflected in our consolidated balance sheets for cash and cash equivalents, receivables, inventory and short and long term debt approximate their fair values.

The redeemable noncontrolling interest is a result of the Company's venture with Middlebury College to form a new entity, Middlebury Interactive Languages (see Note 11). Under the agreement, Middlebury College has an irrevocable election to sell all (but not less than all) of its Membership Interest to the Company (put right). The fair value of the redeemable noncontrolling interest reflects management's best estimate of the redemption of the put right.

The following table summarizes certain fair value information at June 30, 2010 for assets and liabilities measured at fair value on a recurring basis.

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,374	$—	$—	$17,374

The following table summarizes certain fair value information at June 30, 2011 for assets and liabilities measured at fair value on a recurring basis.

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	10,000	$—	$—	10,000

Total	$27,200	$—	$—	$27,200

The following table presents activity related to our fair value measurements categorized as Level 3 of the valuation hierarchy, valued on a recurring basis, for the fiscal year ended June 30, 2011. The fair value of the investment in Web International Educational Group (Web) as of June 30, 2011 was estimated to be $10.0 million. The fair value was measured based on the initial cost of the investment and Web's financial performance since the initial investment. There was no underlying change in its estimated market value.

	Fair Value June 30, 2010	Purchases, Issuances, and Settlements	Net Unrealized Gains/(Losses)	Fair Value June 30, 2011
	(In thousands)
Investment in Web International Education Group	$—	$10,000	$—	$10,000
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,374	$—	$(174)	$17,200

Total	$17,374	$10,000	$(174)	$27,200

The fair value of the investment in Web International Education Group (Web) as of June 30, 2011 was estimated to be $10 million. The fair value was measured based on the initial cost of the investment and Web's financial performance since initial investment. There was no underlying change in its estimated market value.

The fair value of the Redeemable Noncontrolling Interest in Middlebury Joint Venture was measured in accordance with ASC 480, Distinguishing Liabilities from Equity, and was based upon a valuation from a third party valuation firm. In determining the fair value, the valuation incorporated a number of assumptions and estimates including an income-based valuation approach. As of June 30, 2011 the fair value was estimated at $17.2 million.

Retrospective Implementation Of New Accounting Standards

Retrospective Implementation of New Accounting Standards

The consolidated financial statements and footnotes reflect adjustments required for the retrospective application of a new accounting pronouncement that became effective for the Company on July 1, 2009. ASC Section 810-10-65, Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51, requires reclassification of the Company's minority interest to noncontrolling interest component of total equity and that the noncontrolling interest in the Company's operating results be presented as an allocation of the Company's operating results.

Series A Special Stock

Series A Special Stock

The Company issued 2,750,000 shares of Series A Special stock in connection with its acquisition of KC Distance Learning, Inc. The holders of the Series A Special stock have the right to convert those shares into common stock on a one-for-one basis and for the right to vote on all matters presented to K12 shareholders, other than for the election and removal of directors, for which holders of the Series A Special stock have no voting rights.

Summary Of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Useful Life Of Property And Equipment

Useful Life
Student computers	3 years
Computer hardware	3 years
Computer software	3 years
Web site development costs	3 years
Office equipment	5 years
Furniture and fixtures	7 years
Leasehold Improvements	3-12 years

Schedule Of Goodwill Additions

($ in millions)	Amount
Rollforward of Goodwill
Balance as of June 30, 2011	$55.6
Acquisition of certain Kaplan/Insight Assets	11.0
Other adjustments	0.1

Balance as of September 30, 2011	$66.7

Amount
($ in millions)
Rollforward of Goodwill
Balance as of June 30, 2009	$0.3
Middlebury Interactive Languages LLC	1.5

Balance as of June 30, 2010	$1.8
KC Distance Learning Corporation	34.5
The American Education Corporation	15.7
International School of Berne	2.8
Cardean Learning Group LLC (through Capital Education LLC)	0.8

Balance as of June 30, 2011	$55.6

Schedule Of Intangible Assets

	September 30, 2011			June 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names	$23.3	$(1.8)	$21.5	$23.3	$(1.6)	$21.7
Customer and distributor relationships	16.5	(1.9)	14.6	16.5	(1.3)	15.2
Developed technology	1.5	(0.5)	1.0	1.5	(0.4)	1.1
Other	0.5	(0.2)	0.3	0.5	(0.2)	0.3

	$41.8	$(4.4)	$37.4	$41.8	$(3.5)	$38.3

	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names	$23.3	$(1.6)	$21.7	$14.0	$(0.2)	$13.8
Customer and distributor relationships	16.5	(1.3)	15.2	—	—	—
Developed technology	1.5	(0.4)	1.1	—	—	—
Other	0.5	(0.2)	0.3	0.5	(0.2)	0.3

	$41.8	$(3.5)	$38.3	$14.5	$(0.4)	$14.1

Schedule Of Calculation Of Basic And Diluted Net Income Per Share

	Three Months Ended September 30,
	2011	2010
	(In thousands except shares and per share data)
Basic earnings per share computation:
Net income — K12	$4,600	$2,198
Amount allocated to participating Series A stockholders	$(330)	$(137)

Income available to common stockholders — basic	$4,270	$2,061

Weighted average common shares — basic historical	35,629,836	30,343,696

Basic net income per share	$0.12	$0.07

Dilutive earnings per share computation:
Net income — K12	$4,600	$2,198
Amount allocated to participating Series A stockholders	$(330)	$(137)

Income available to common stockholders — diluted	$4,270	$2,061

Share computation:
Weighted average common shares — basic historical	35,629,836	30,343,696
Effect of dilutive stock options and restricted stock awards	324,239	461,410

Weighted average common shares outstanding — diluted	35,954,075	30,805,106

Diluted net income per share	$0.12	$0.07

	Year Ended June 30,
	2011	2010	2009
	(In thousands except shares and per share data)
Basic earnings per share computation:
Net income — K12	$12,792	$21,525	$12,315
Amount allocated to participating Series A stockholders	$(1,031)	$—	$—

Income available to common stockholders — basic	$11,761	$21,525	$12,315

Weighted average common shares — basic historical	31,577,758	29,791,973	28,746,188

Basic net income per share	$0.37	$0.72	$0.43

Dilutive earnings per share computation:
Net income — K12	$12,792	$21,525	$12,315
Amount allocated to participating Series A stockholders	$(1,031)	$—	$—

Income available to common stockholders — diluted	$11,761	$21,525	$12,315

Share computation:
Weighted average common shares — basic historical	31,577,758	29,791,973	28,746,188
Effect of dilutive stock options and restricted stock awards	537,003	456,710	893,786

Weighted average common shares outstanding — diluted	32,114,761	30,248,683	29,639,974

Diluted net income per share	$0.37	$0.71	$0.42

Schedule Of Fair Value Of Assets And Liabilities Measured On A Recurring Basis

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	10,000	$—	$—	10,000

Total	$27,200	$—	$—	$27,200

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,374	$—	$—	$17,374

Schedule Of Activity Related To Fair Value Measurements Categorized As Level 3 Of Valuation Hierarchy, Valued On A Recurring Basis

	Three Months Ended September 30, 2011
Description	Fair Value June 30, 2011	Purchases, Issuances, and Settlements	Unrealized Gains/(Losses)	Fair Value September 30, 2011
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	—	—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

	Fair Value June 30, 2010	Purchases, Issuances, and Settlements	Net Unrealized Gains/(Losses)	Fair Value June 30, 2011
	(In thousands)
Investment in Web International Education Group	$—	$10,000	$—	$10,000
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,374	$—	$(174)	$17,200

Total	$17,374	$10,000	$(174)	$27,200

Property And Equipment And Capitalized Software Development (Tables)	12 Months Ended
Jun. 30, 2011
Property And Equipment And Capitalized Software Development [Abstract]
Schedule Of Property And Equipment

	June 30,
	2011	2010
Student computers	$61,185	$53,127
Computer software	24,427	10,443
Computer hardware	14,063	9,863
Leasehold improvements	5,948	2,734
Office equipment	3,314	943
Furniture and fixtures	2,138	1,106
Web site development costs	1,115	851

	112,190	79,067
Less accumulated depreciation and amortization	(65,565)	(54,807)

	$46,625	$24,260

Schedule Of Capitalized Software

	June 30,
	2011	2010
Capitalized software costs	$42,131	$25,256
Less accumulated depreciation and amortization	(17,745)	(8,803)

	$24,386	$16,453

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
Schedule Of Deferred Tax Assets And Liabilities

	Year Ended June 30,
	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforward	$18,607	$12,737
Accrued expenses	5,861	4,387
Stock compensation expense	4,927	3,479
Property and equipment	—	2,926
Reserves	3,101	2,759
Federal tax credits	2,558	2,078
Other assets	1,805	478
Tax basis intangibles	794	—
Deferred rent	873	373
Deferred revenue	552	67
Charitable contributions carryforward	2	80

Total deferred tax assets	39,080	29,364

Deferred tax liabilities:
Capitalized software and website development costs	(9,249)	(7,497)
Property and equipment	(5,401)	—
Purchased intangibles	(9,751)	—
Capitalized curriculum development	(11,836)	(6,980)
Returned materials	(3,338)	(2,532)
Investment in Middlebury Interactive Languages	(1,018)	(951)

Total deferred tax liabilities	(40,593)	(17,960)

Deferred tax (liability) asset	(1,513)	11,404
Valuation allowance	(916)	(820)

Net deferred tax (liability) asset	$(2,429)	$10,584

Reported as:
Current deferred tax assets	$7,175	$4,672
Deferred tax assets (net of current portion)	$—	$5,912
Deferred tax liability (net of current portion)	(9,604)	—

Net deferred tax (liability) asset	$(2,429)	$10,584

Schedule Of Components Of Income Tax Expense

	Year Ended June 30,
	2011	2010	2009
Current:
Federal	$3,935	$3,540	$6,413
State	1,267	1,629	610
Foreign	170	—	19

Total current	5,372	5,169	7,042
Deferred:
Federal	5,539	7,610	2,421
State	431	470	165

Total deferred	5,970	8,080	2,586

Total income tax expense	$11,342	$13,249	$9,628

Schedule Of Income Tax Rate Reconciliation

	Year Ended June 30,
	2011	2010	2009
U.S. federal tax at statutory rates	35.0%	35.0%	35.0%
Permanent items	1.6	0.2	1.2
Lobbying	3.6	3.1	4.8
State taxes, net of federal benefit	4.4	4.0	3.9
Transaction costs	5.9	—	—
Research and development tax credits	(2.5)	(4.3)	—
Other	1.3	0.8	0.2

Provision for income taxes	49.3%	38.8%	45.1%

Schedule Of Unrecognized Tax Benefits

	Year Ended June 30,
	2011	2010
Balance at beginning of the year	$261	$—
Additions for prior year tax positions	365	221
Additions for current year tax positions	191	40

Balance at end of the year	$817	$261

Lease Commitments And Notes Payable (Tables)	12 Months Ended
Jun. 30, 2011
Lease Commitments And Notes Payable [Abstract]
Schedule Of Net Minimum Payments On Capital Leases And Notes Payable

	Capital Leases	Notes Payable	Total
2012	$12,448	$1,513	$13,961
2013	6,903	1,571	8,474
2014	1,825	785	2,610

Total minimum lease payments	21,176	3,869	25,045
Less amount representing interest (imputed weighted average interest rate of 4.8%)	(710)	(127)	(837)

Net minimum lease payments	20,466	3,742	24,208
Less current portion	(11,914)	(1,443)	(13,357)

Present value of net minimum payments, less current portion	$8,552	$2,299	$10,851

Schedule Of Future Minimum Lease Payments Under Noncancelable Operating Leases

Year Ending June 30,
2012	$4,977
2013	4,450
2014	4,626
2015	4,603
2016	4,349
Thereafter	27,882

Total future minimum lease payments	$50,887

Stock Option Plan (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Stock Option Plan [Abstract]
Fair Value Of Service And Performance Based Stock Options Estimated As Of Date Of Grant Using The Black-Scholes Option Pricing Model

	Year Ended June 30,
	2011	2010	2009
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	48%	51%	48%
Risk-free interest rate	1.25% to 2.37%	2.04% to 2.43%	1.81% to 3.11%
Expected life of the option term (in years)	5.11	5.11	5.11
Forfeiture rate	20% to 30%	20% to 30%	20% to 30%

Schedule Of Stock Option Activity

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, June 30, 2011	2,765,729	$19.23
Granted	158,486	26.78
Exercised	(63,631)	16.37
Forfeited or canceled	(12,559)	23.25

Outstanding, September 30, 2011	2,848,025	$19.70	4.52	$16,403

Stock options exercisable at September 30, 2011	1,900,577	$18.52	3.74	$13,181

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, June 30, 2008	4,766,849	$11.20	5.19	$49,167
Granted	835,500	22.49
Exercised	(1,344,993)	7.28
Forfeited or canceled	(163,148)	16.27

Outstanding, June 30, 2009	4,094,208	$14.59	5.16	$28,516
Granted	950,700	18.85
Exercised	(936,195)	9.07
Forfeited or canceled	(194,866)	17.21

Outstanding, June 30, 2010	3,913,847	$16.81	5.06	24,911
Granted	119,000	30.65
Exercised	(1,131,747)	11.79
Forfeited or canceled	(135,371)	21.46

Outstanding, June 30, 2011	2,765,729	$19.23	4.58	$38,485

Stock options exercisable at June 30, 2011	1,817,047	$18.41	3.91	$26,773

Schedule Of Restricted Stock Award Activity

	Shares	Weighted- Average Fair Value
Nonvested, June 30, 2011	444,151	$23.62
Granted	309,227	26.78
Vested	(61,150)	22.02
Forfeited or canceled	(4,315)	23.44

Nonvested, September 30, 2011	687,913	$25.19

	Shares	Weighted- Average Fair Value
Nonvested, June 30, 2009	—	$—
Granted	225,946	18.29
Vested	(16,007)	17.46
Forfeited or canceled	(22,089)	17.46

Nonvested, June 30, 2010	187,850	18.46
Granted	451,143	25.19
Vested	(154,224)	22.08
Forfeited or canceled	(40,618)	23.03

Nonvested, June 30, 2011	444,151	$23.62

Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Jun. 30, 2011
Redeemable Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

Value
Initial recording of redeemable noncontrolling interest	$17,374
Net loss	(365)
Adjustment to redemption value	365

Balance of redeemable noncontrolling interest at June 30, 2010	17,374
Net loss	(1,113)
Adjustment to redemption value	939

Balance of redeemable noncontrolling interest at June 30, 2011	$17,200

Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Acquisitions [Abstract]
Schedule Of Estimated Fair Values At The Acquisition Date

Amount
As of July 23, 2010
Current assets	$8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)

Fair value of total consideration transferred	$63.1

As of July 23, 2010	Amount
Current assets	$8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)

Fair value of total consideration transferred	$63.1

Schedule Of Unaudited Pro Forma Combined Results Of Operations

Pro forma Results of Operations	Three months ended September 30, 2010
Revenues	$136,193
Net Income	$568

	Year ended June 30,
Pro forma Results of Operations (unaudited, in thousands)	2011	2010
Revenues	$523,755	$421,119
Net Income	$10,839	$18,082

Supplemental Disclosure Of Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Supplemental Disclosure Of Cash Flow Information [Abstract]
Schedule Of Supplemental Disclosure Of Cash Flow Information

	(In thousands) Three Months Ended September 30,
	2011	2010
Cash paid for interest	$230	$238

Cash paid for taxes, net of refunds	$9	$1,461

Supplemental disclosure of non-cash investing and financing activities:
New capital lease obligations	$14,305	$10,385

Business Combinations:
— Current assets	$—	$9,198

— Property and equipment	$1,626	$8,800

— Capitalized curriculum development costs	$—	$3,873

— Intangible assets	$—	$22,810

— Goodwill	$11,041	$34,704

— Other non-current assets	$—	$138

— Deferred tax liabilities	$—	$(5,108)

— Assumed liabilities	$—	$(5,708)

— Deferred revenue	$(85)	$(2,111)

— Other noncurrent liabilities	$—	$(1,250)

— Contingent consideration	$—	$1,700

— Issuance of Series A Special Stock	$—	$63,112

Purchase of perpetual license agreement/accrued liabilities	$—	$250

	Year Ended June 30,
	2011	2010	2009
Cash paid for interest	$1,216	$1,282	$1,428

Cash paid for taxes	$4,616	$872	$65

Supplemental disclosure of non-cash investing and financing activities:
Property and equipment financed by capital lease obligations	$15,645	$12,194	$16,044

Property and equipment financed by notes payable	$1,872	$—	$—
Cash receipts in transit from exercise of stock options	$87	$—	$691

Issuance of stock options related to earn-out provision of Power-Glide acquisition	$—	$—	$71

Net working capital contributed to Middlebury Interactive Languages venture	$—	$3,374	$—

Intangible assets contributed to Middlebury Interactive Languages venture	$—	$14,000	$—

Purchase of perpetual license agreement/accrued liabilities	$—	$250	$—

	Year Ended June 30,
	2011	2010	2009
Business Combinations:
Current assets	$13,396	$—	$—

Property, equipment and capitalized software development costs	$12,938	$—	$—

Capitalized curriculum development costs	$8,073	$—	$—

Intangible assets	$27,310	$—	$—

Goodwill	$53,789	$—	$—

Other non-current assets	$198	$—	$—

Deferred tax liabilities	$(6,989)	$—	$—

Assumed liabilities	$(12,229)	$—	$—

Deferred revenue	$(5,554)	$—	$—

Other noncurrent liabilities	$(738)	$—	$—

Contingent consideration	$(1,700)	$—	$—

Issuance of Series A Special Stock	$(63,112)	$—	$—

Quarterly Results Of Operations (Tables)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Quarterly Results Of Operations [Abstract]
Schedule Of Quarterly Financial Information

	2011
	(In thousands)
	Jun 30, 2011	Mar 31, 2011	Dec 31, 2010	Sep 30, 2010
Consolidated Quarterly Statements of Income
Revenues	$128,268	$130,293	$129,002	$134,871
Cost and expenses
Instructional costs and services	78,107	77,727	76,195	75,082
Selling, administrative, and other	52,324	36,763	35,177	50,498
Product development expenses	4,029	4,972	3,435	3,911

Total costs and expenses	134,460	119,462	114,807	129,491

Income (loss) from operations	(6,192)	10,831	14,195	5,380
Interest expense, net	(237)	(307)	(366)	(297)

Income (loss) before income taxes and noncontrolling interest	(6,429)	10,524	13,829	5,083
Income tax benefit (expense)	2,968	(5,260)	(6,119)	(2,931)

Net income (loss) before noncontrolling interest	(3,461)	5,264	7,710	2,152
Add net income attributable to noncontrolling interest	617	335	129	46

Net income (loss) — K12 Inc.	$(2,844)	$5,599	$7,839	$2,198

Net income (loss) attributable to common stockholders per share:
Basic	$(0.08)	$0.17	$0.24	$0.07

Diluted	$(0.08)	$0.16	$0.23	$0.07

Weighted average shares used in computing per share amounts:
Basic	34,460,563	30,958,807	30,565,683	30,343,696

Diluted	34,460,563	31,758,313	31,128,286	30,805,106

	2010
	(In thousands)
	Jun 30,	Mar 31,	Dec 31,	Sep 30,
	2010	2010	2009	2009
Consolidated Quarterly Statements of Income
Revenues	$88,321	$96,627	$93,197	$106,325
Cost and expenses
Instructional costs and services	55,868	56,479	51,589	58,093
Selling, administrative, and other	32,329	26,843	24,899	33,327
Product development expenses	1,999	2,924	2,415	2,238

Total costs and expenses	90,196	86,246	78,903	93,658

Income (loss) from operations	(1,875)	10,381	14,294	12,667
Interest expense, net	(289)	(361)	(324)	(357)

Income (loss) before income taxes and noncontrolling interest	(2,164)	10,020	13,970	12,310
Income tax benefit (expense)	427	(3,927)	(4,381)	(5,368)

Net income (loss) before noncontrolling interest	(1,737)	6,093	9,589	6,942
Add net income attributable to noncontrolling interest	412	36	49	141

Net income (loss) — K12 Inc.	$(1,325)	$6,129	$9,638	$7,083

Net income (loss) attributable to common stockholders per share:
Basic	$(0.04)	$0.20	$0.33	$0.24

Diluted	$(0.04)	$0.20	$0.32	$0.24

Weighted average shares used in computing per share amounts:
Basic	30,195,130	29,951,327	29,648,674	29,378,074

Diluted	30,195,130	30,352,974	29,974,642	29,948,550

Description Of The Business (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Jun. 30, 2011	Sep. 30, 2011	Apr. 30, 2010	Sep. 30, 2011 Minimum [Member]	Sep. 30, 2011 The Web International Education Group, Ltd. [Member]	Jun. 30, 2011 The Web International Education Group, Ltd. [Member]	Jan. 03, 2011 The Web International Education Group, Ltd. [Member]
Description Of The Business [Line Items]
Invested amount to develop and acquire curriculum and online learning platforms	$ 240			$ 240
Number of states in which company manages virtual public schools or hybrid schools	29	29
Percentage of minority interest acquired			60.00%		20.00%	20.00%	20.00%

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended											12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 years	Jun. 30, 2010	Jun. 30, 2009	Sep. 30, 2010	Jul. 23, 2010 KC Distance Learning, Inc. [Member]	Sep. 30, 2011 School One [Member]	Jun. 30, 2011 School One [Member]	Sep. 30, 2010 School One [Member]	Jun. 30, 2010 School One [Member]	Jun. 30, 2009 School One [Member]	Sep. 30, 2011 School Two [Member]	Jun. 30, 2011 School Two [Member]	Sep. 30, 2010 School Two [Member]	Jun. 30, 2010 School Two [Member]	Jun. 30, 2009 School Two [Member]	Jun. 30, 2011 Capitalized Curriculum Development [Member]	Jun. 30, 2010 Capitalized Curriculum Development [Member]	Jun. 30, 2009 Capitalized Curriculum Development [Member]	Sep. 30, 2011 Investment In Web International Education Group [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues and instructional costs and services		$ 136,100,000	$ 106,600,000	$ 92,800,000
Revenues included a reduction in operating losses		39,200,000	32,600,000	28,300,000
Individual customers who prepay and have access to curriculum in months, minimum		12
Individual customers who prepay and have access to curriculum in months, maximum		24
Number of shares issued						2,750,000
Percentage of revenues recognized from schools	56.00%	85.00%	97.00%	94.00%	50.00%		7.00%	13.00%	12.00%	14.00%	14.00%	9.00%	13.00%	12.00%	14.00%	14.00%
Percentage of accounts receivable	13.00%	12.00%	15.00%
Amount of insurance limit		0
Amount of insurance coverage returned		250,000
Allowance for doubtful accounts	1,983,000	1,777,000	1,363,000
Excess and obsolete inventory reserve	3,000,000	2,900,000	1,900,000
Estimated useful life of software		3
Capitalized software development additions		9,900,000	9,300,000	9,800,000
Capitalized software development, amortization expense		8,900,000	3,900,000	2,600,000
Amortization expense		3,100,000	200,000	100,000													10,400,000	5,700,000	3,400,000
Capitalized curriculum development additions		18,100,000	13,900,000	13,900,000
Finite-lived intangible assets	41,800,000	41,800,000	14,500,000
Finite lived intangible assets, accumulated amortization	4,400,000	3,500,000	400,000
Goodwill	66,668,000	55,627,000	1,825,000	300,000
Goodwill, impairment		0	0	0
Impairment		0	0	300,000
Common stock outstanding	36,277,533	35,927,452	30,441,412
Shares not included in the diluted loss per common share calculation		317,913	1,048,749	1,001,259
Estimated fair value of investment		10,000,000
Estimated fair value of investment in Web International Education Group (Web)		17,200,000																		10,000,000
Increase in goodwill due to acquisition	$ 11,100,000

Summary Of Significant Accounting Policies (Schedule Of Useful Life Of Property And Equipment) (Details)	12 Months Ended
Jun. 30, 2011 years
Student Computers [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	3
Computer Hardware [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	3
Computer Software [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	3
Web Site Development Costs [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	3
Office Equipment [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	5
Furniture And Fixtures [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life	7
Leasehold Improvements [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Useful Life, minimum	3
Useful Life, maximum	12

Summary Of Significant Accounting Policies (Schedule Of Goodwill Additions) (Details) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010 Middlebury Interactive Languages LLC [Member]	Jun. 30, 2011 KC Distance Learning Corporation [Member]	Jun. 30, 2011 The American Education Corporation [Member]	Jun. 30, 2011 International School Of Berne [Member]	Jun. 30, 2011 Cardean Learning Group LLC [Member]
Goodwill [Line Items]
Balance, beginning balance	$ 55,627,000	$ 1,825,000	$ 300,000
Acquisition of Goodwill	11,000,000			1,500,000	34,500,000	15,700,000	2,800,000	800,000
Other adjustments	100,000
Balance, ending balance	$ 66,668,000	$ 1,825,000	$ 300,000

Summary Of Significant Accounting Policies (Schedule Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 41.8	$ 41.8	$ 14.5
Accumulated Amortization	(4.4)	(3.5)	(0.4)
Net Carrying Value	37.4	38.3	14.1
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23.3	23.3	14
Accumulated Amortization	(1.8)	(1.6)	(0.2)
Net Carrying Value	21.5	21.7	13.8
Customer And Distributor Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16.5	16.5
Accumulated Amortization	(1.9)	(1.3)
Net Carrying Value	14.6	15.2
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1.5	1.5
Accumulated Amortization	(0.5)	(0.4)
Net Carrying Value	1	1.1
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0.5	0.5	0.5
Accumulated Amortization	(0.2)	(0.2)	(0.2)
Net Carrying Value	$ 0.3	$ 0.3	$ 0.3

Summary Of Significant Accounting Policies (Schedule Of Calculation Of Basic And Diluted Net Income Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Summary Of Significant Accounting Policies [Abstract]
Net income - K12	$ 4,600	$ (2,844)	$ 5,599	$ 7,839	$ 2,198	$ (1,325)	$ 6,129	$ 9,638	$ 7,083	$ 12,792	$ 21,525	$ 12,315
Amount allocated to participating Series A stockholders	(330)				(137)					(1,031)
Income available to common stockholders - basic	4,270				2,061					11,761	21,525	12,315
Weighted average common shares - basic historical	35,629,836	34,460,563	30,958,807	30,565,683	30,343,696	30,195,130	29,951,327	29,648,674	29,378,074	31,577,758	29,791,973	28,746,188
Basic net income per share	$ 0.12	$ (0.08)	$ 0.17	$ 0.24	$ 0.07	$ (0.04)	$ 0.2	$ 0.33	$ 0.24	$ 0.37	$ 0.72	$ 0.43
Income available to common stockholders - diluted	$ 4,270				$ 2,061
Effect of dilutive stock options and restricted stock awards	324,239				461,410					537,003	456,710	893,786
Weighted average common shares outstanding - diluted	35,954,075	34,460,563	31,758,313	31,128,286	30,805,106	30,195,130	30,352,974	29,974,642	29,948,550	32,114,761	30,248,683	29,639,974
Diluted net income per share	$ 0.12	$ (0.08)	$ 0.16	$ 0.23	$ 0.07	$ (0.04)	$ 0.2	$ 0.32	$ 0.24	$ 0.37	$ 0.71	$ 0.42

Summary Of Significant Accounting Policies (Schedule Of Fair Value Of Assets And Liabilities Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 27,200	$ 27,200	$ 17,374
Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	17,200	17,200	17,374
Investment In Web International Education Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,000	10,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 1 [Member] | Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 1 [Member] | Investment In Web International Education Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 2 [Member] | Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 2 [Member] | Investment In Web International Education Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	27,200	27,200
Level 3 [Member] | Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	17,200	17,200	17,374
Level 3 [Member] | Investment In Web International Education Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 10,000	$ 10,000

Summary Of Significant Accounting Policies (Schedule Of Activity Related To Fair Value Measurements Categorized As Level 3 Of Valuation Hierarchy, Valued On A Recurring Basis) (Details) (USD $)
In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value June 30, 2010	$ 27,200	$ 17,374
Purchases, Issuances, and Settlements		10,000
Net Unrealized Gains/(Losses)		(174)
Fair Value June 30, 2011	27,200	27,200
Investment In Web International Education Group [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value June 30, 2010	10,000
Purchases, Issuances, and Settlements		10,000
Net Unrealized Gains/(Losses)
Fair Value June 30, 2011	10,000	10,000
Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value June 30, 2010	17,200	17,374
Purchases, Issuances, and Settlements
Net Unrealized Gains/(Losses)		(174)
Fair Value June 30, 2011	$ 17,200	$ 17,200

Property And Equipment And Capitalized Software Development (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Computers Leased To Students [Member]	Jun. 30, 2010 Computers Leased To Students [Member]	Jun. 30, 2008 Computers Leased To Students [Member]	Jun. 30, 2011 Student Software [Member]	Jun. 30, 2010 Student Software [Member]	Jun. 30, 2009 Student Software [Member]	Jun. 30, 2011 Instructional Costs And Services [Member]	Jun. 30, 2010 Instructional Costs And Services [Member]	Jun. 30, 2009 Instructional Costs And Services [Member]	Jun. 30, 2011 Product development Expenses [Member]	Jun. 30, 2010 Product development Expenses [Member]	Jun. 30, 2009 Product development Expenses [Member]	Jun. 30, 2011 Selling, Administrative And Other Operating Expenses [Member]	Jun. 30, 2010 Selling, Administrative And Other Operating Expenses [Member]	Jun. 30, 2009 Selling, Administrative And Other Operating Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4.9	$ 3.7	$ 4.4	$ 13.9	$ 12.3	$ 10.3
Amortization expense	3.1	0.2	0.1				1.7	0	0
Maintenance and repair expenses	2.9	1.2	0.9
Amortization expense related to capitalized software development	$ 8.9	$ 3.9	$ 2.6							$ 7	$ 2.7	$ 1.2	$ 1.3	$ 1.1	$ 1.1	$ 0.6	$ 0.1	$ 0.3

Property And Equipment And Capitalized Software Development (Schedule Of Property And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 112,190	$ 79,067
Less accumulated depreciation and amortization		(65,565)	(54,807)
Property and equipment, net	58,148	46,625	24,260
Student Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		61,185	53,127
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		24,427	10,443
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		14,063	9,863
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		5,948	2,734
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,314	943
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,138	1,106
Web Site Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,115	$ 851

Property And Equipment And Capitalized Software Development (Schedule Of Capitalized Software) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Property And Equipment And Capitalized Software Development [Abstract]
Capitalized software costs		$ 42,131	$ 25,256
Less accumulated depreciation and amortization		(17,745)	(8,803)
Capitalized software, net	$ 24,408	$ 24,386	$ 16,453

Income Taxes (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2007	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Valuation allowance				$ 916,000	$ 820,000
Excess tax benefit from stock-based compensation				4,600,000	3,900,000	6,900,000
Deferred tax assets attributable to stock option deductions				18,607,000	12,737,000
Research and Development Credits				3,300,000	2,200,000
Percentage of probability for sustaining tax positions greater than the tax position	50.00%
Effective income tax rate from continuing operations		45.90%	57.70%	49.30%	38.80%	45.10%
Available AMT credits that do not expire				100,000
Federal [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards				59,600,000
Deferred tax assets attributable to stock option deductions				$ 11,200,000

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Income Taxes [Abstract]
Net operating loss carryforward		$ 18,607	$ 12,737
Accrued expenses		5,861	4,387
Stock compensation expense		4,927	3,479
Property and equipment			2,926
Reserves		3,101	2,759
Federal tax credits		2,558	2,078
Other assets		1,805	478
Tax basis intangibles		794
Deferred rent		873	373
Deferred revenue		552	67
Charitable contributions carryforward		2	80
Total deferred tax assets		39,080	29,364
Capitalized software and website development costs		(9,249)	(7,497)
Property and equipment		(5,401)
Purchased intangibles		(9,751)
Capitalized curriculum development		(11,836)	(6,980)
Returned materials		(3,338)	(2,532)
Investment in Middlebury Interactive Languages		(1,018)	(951)
Total deferred tax liabilities		(40,593)	(17,960)
Deferred tax (liability) asset		(1,513)	11,404
Valuation allowance		(916)	(820)
Net deferred tax (liability) asset		(2,429)	10,584
Current deferred tax assets		7,175	4,672
Deferred tax assets (net of current portion)			5,912
Deferred tax liability (net of current portion)	$ (11,818)	$ (9,604)

Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Abstract]
Current, Federal	$ 3,935	$ 3,540	$ 6,413
Current, State	1,267	1,629	610
Current, Foreign	170		19
Total current	5,372	5,169	7,042
Deferred, Federal	5,539	7,610	2,421
Deferred, State	431	470	165
Total deferred	5,970	8,080	2,586
Total income tax expense	$ 11,342	$ 13,249	$ 9,628

Income Taxes (Schedule Of Income Tax Rate Reconciliation) (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Abstract]
U.S. federal tax at statutory rates			35.00%	35.00%	35.00%
Permanent items			1.60%	0.20%	1.20%
Lobbying			3.60%	3.10%	4.80%
State taxes, net of federal benefit			4.40%	4.00%	3.90%
Transaction costs			5.90%
Research and development tax credits			(2.50%)	(4.30%)
Other			1.30%	0.80%	0.20%
Provision for income taxes	45.90%	57.70%	49.30%	38.80%	45.10%

Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Taxes [Abstract]
Balance at beginning of the year	$ 261
Additions for prior year tax positions	365	221
Additions for current year tax positions	191	40
Balance at end of the year	$ 817	$ 261

Lease Commitments And Notes Payable (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Lease Commitments And Notes Payable [Line Items]
Line of credit expiration date	December 2012	December 2012
Notes payable, maximum interest rates range		6.10%
Notes payable, payment terms, years		3
Operating leases expiration date		May 2022
Rent expenses related to operating leases		$ 6,500,000	$ 4,000,000	$ 2,900,000
Computer Equipment And Software [Member]
Lease Commitments And Notes Payable [Line Items]
Cost of capital leases		61,200,000	54,000,000
Accumulated depreciation		43,700,000	39,400,000
Hewlett-Packard Financial Services Company [Member]
Lease Commitments And Notes Payable [Line Items]
Equipment lease line, payment term, months		36
Amount of purchase option at the end of the term under equipment lease		$ 1
Hewlett-Packard Financial Services Company [Member] | Minimum [Member]
Lease Commitments And Notes Payable [Line Items]
Equipment lease line, interest rates		2.97%
Hewlett-Packard Financial Services Company [Member] | Maximum [Member]
Lease Commitments And Notes Payable [Line Items]
Equipment lease line, interest rates		6.40%
PNC Equipment Finance, LLC [Member]
Lease Commitments And Notes Payable [Line Items]
Line of credit expiration date		August 2012

Lease Commitments And Notes Payable (Schedule Of Net Minimum Payments On Capital Leases And Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2011	Jun. 30, 2010
Lease Commitments And Notes Payable [Abstract]
Capital Leases, 2012	$ 12,448
Capital Leases, 2013	6,903
Capital Leases, 2014	1,825
Capital Leases, Total minimum payments	21,176
Less amount representing interest (imputed weighted average interest rate of 4.8%)	(710)
Capital Leases, Net minimum payments	20,466
Capital Leases, Less current portion	(11,914)	(15,101)	(10,996)
Capital Leases, Present value of minimum payments, less current portion	8,552	15,710	7,710
Notes Payable, 2012	1,513
Notes Payable, 2013	1,571
Notes Payable, 2014	785
Notes Payable, Total minimum payments	3,869
Notes Payable, Less amount representing interest (imputed weighted average interest rate of 4.8%)	(127)
Notes Payable, Net minimum payments	3,742
Notes Payable, Less current portion	(1,443)	(1,116)	(1,251)
Notes Payable, Present value of minimum payments, less current portion	2,299
Capital Leases and Notes Payable, 2012	13,961
Capital Leases and Notes Payable, 2013	8,474
Capital Leases and Notes Payable, 2014	2,610
Capital Leases and Notes Payable, Total minimum payments	25,045
Capital Leases and Notes Payable, Less amount representing interest (imputed weighted average interest rate of 4.8%)	(837)
Capital Leases and Notes Payable, Net minimum payments	24,208
Capital Leases and Notes Payable, Less current portion	(13,357)
Capital Leases And Notes Payable, Present value of minimum payments, less current portion	$ 10,851
Percentage of imputed average capital lease interest	4.80%

Lease Commitments And Notes Payable (Schedule Of Future Minimum Lease Payments Under Noncancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011
Lease Commitments And Notes Payable [Abstract]
2012	$ 4,977
2013	4,450
2014	4,626
2015	4,603
2016	4,349
Thereafter	27,882
Total future minimum lease payments	$ 50,887

Line Of Credit (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Line of Credit Facility [Line Items]
Line of credit	$ 35	$ 35
Line of credit expiration date	December 2012	December 2012
Line of credit amount outstanding	0	0
Reserved for a letter of credit	0.3	0.3
Federal Funds Rate Plus [Member]
Line of Credit Facility [Line Items]
Debt, variable interest rate		0.50%
Letter Of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 5
Minimum [Member]
Line of Credit Facility [Line Items]
Applicable margin on loan		1.50%
Maximum [Member]
Line of Credit Facility [Line Items]
Applicable margin on loan		2.00%

Warrants (Details)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Mar. 31, 2003
Warrants [Abstract]
Issuance of warrants, per share			8.16
Common stock issued in exchange of warrants	6,173	667

Equity Transactions (Details) (USD $)	0 Months Ended	1 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended
	Nov. 02, 2007	Oct. 30, 2007	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Apr. 30, 2011 Technology Crossover Ventures [Member]	Dec. 18, 2007 The Amended And Restated Certificate Of Incorporation [Member]	Jan. 02, 2008 Redeemable Convertible Series C Preferred Stock [Member]	Nov. 05, 2007 Redeemable Convertible Series C Preferred Stock [Member]	Apr. 30, 2011 Restricted Stock Awards [Member] Technology Crossover Ventures [Member]	Sep. 30, 2011 Series A Special Stock [Member]	Jun. 30, 2011 Series A Special Stock [Member]	Jun. 30, 2010 Series A Special Stock [Member]	Dec. 18, 2007 Private Placement Of Shares [Member]	Nov. 06, 2007 Private Placement Of Shares [Member]	Dec. 31, 2007 Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse stock split of common stock share basis		1-for-5.1
Adjusted of common stock shares authorized	33,362,500
Common stock, shares authorized			100,000,000	100,000,000	100,000,000		100,000,000
Preferred stock, shares authorized							10,000,000
Cash dividend paid									$ 6,400,000
Percentage of declared dividend rate								10.00%
Accrued cash dividend									5,000,000
Shares issued under initial public offering														833,333		4,450,000
Shares issued under initial public offering, price per share														$ 18		$ 18
Gross proceeds from issuance of shares															15,000,000	80,100,000
Net proceeds from issuance of initial public offering after deducting underwriting discounts and commissions and offering costs																71,000,000
Underwriters discount and commissions																5,600,000
Other offering cost																3,500,000
Aggregate common stock shares available after conversion of preferred stock outstanding upon closing of IPO																19,879,675
Issuance of restricted stock under private placement, shares										4,000,000
Restricted common stock sold under private placement, price per share						$ 31.46
Gross proceeds from sale of unrestricted common stock										$ 125,800,000
Special stock shares issued											2,750,000	2,750,000	0

Stock Option Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2007	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Dec. 31, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares reserved and available for grant for issuance	4,213,921							2,549,019
Vesting period, years, minimum	four
Stock option exercisable after expiration of option term				0
Options granted		158,486		119,000	950,700	835,500
Fair value of the options granted				$ 1.1	$ 6.5	$ 6.6
Expected life of the option term, years				8
Stock options outstanding		2,848,025		2,765,729	3,913,847	4,094,208	4,766,849
Stock option forfeited, shares		12,559		135,371	194,866	163,148
Stock option exercisable, shares		1,900,577		1,817,047
Total intrinsic value of option exercised		1.1		22.2	10.7	19.4
Weighted-average grant date fair value of options granted		$ 11.58
Total unrecognized compensation expense related to unvested stock options granted		7.7		7
Weighted average period of total unrecognized compensation expense related to unvested stock options granted, years		2.3		2.1
Stock based compensation expense		1.1	1.4	5.2	5.2	2.8
Recognized income tax benefit				5	3.9	6.9
Awards granted in period		309,227
Awards outstanding		687,913		444,151
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of plan, in years	10
Performance Or Market Based Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				0
Stock options outstanding				598,037
Vested shares				408,497
Stock option forfeited, shares				0
Stock option exercisable, shares				509,803
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years, minimum				three
Total unrecognized compensation expense related to unvested stock options granted		12.4		6.7
Weighted average period of total unrecognized compensation expense related to unvested stock options granted, years		2.6		2.34
Stock based compensation expense		1.1	2	4.3	0.7	0
Awards granted in period				451,143	225,946
Awards outstanding				444,151	187,850
Fair value of restricted stock awards granted				11.4
Total fair value of shares vested		$ 1.3		$ 3.4
Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period				45,000
Awards outstanding				45,000
Executive Officer [Member] | Stand-Alone Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				1,441,168	1,441,168
Executive Officer [Member] | Performance Or Market Based Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				0

Stock Option Plan (Fair Value Of Service And Performance Based Stock Options Estimated As Of Date Of Grant Using The Black-Scholes Option Pricing Model) (Details)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Stock Option Plan [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	48.00%	51.00%	48.00%
Risk-free interest rate, minimum	1.25%	2.04%	1.81%
Risk-free interest rate, maximum	2.37%	2.43%	3.11%
Expected life of the option term (in years)	5.11	5.11	5.11
Forfeiture rate, minimum	20.00%	20.00%	20.00%
Forfeiture rate, maximum	30.00%	30.00%	30.00%

Stock Option Plan (Schedule Of Stock Option Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Stock Option Plan [Abstract]
Outstanding, Beginning Balance, Shares	2,765,729	3,913,847	4,094,208	4,766,849
Granted, Shares	158,486	119,000	950,700	835,500
Exercised, Shares	(63,631)	(1,131,747)	(936,195)	(1,344,993)
Forfeited or canceled, Shares	(12,559)	(135,371)	(194,866)	(163,148)
Outstanding, Ending Balance, Shares	2,848,025	2,765,729	3,913,847	4,094,208
Stock options exercisable at September 30, 2011, Shares	1,900,577	1,817,047
Outstanding, Beginning Balance, Weighted-Average Exercise Price	$ 19.23	$ 16.81	$ 14.59	$ 11.2
Granted, Weighted-Average Exercise Price	$ 26.78	$ 30.65	$ 18.85	$ 22.49
Exercised, Weighted-Average Exercise Price	$ 16.37	$ 11.79	$ 9.07	$ 7.28
Forfeited or canceled , Weighted-Average Exercise Price	$ 23.25	$ 21.46	$ 17.21	$ 16.27
Outstanding, Ending Balance, Weighted-Average Exercise Price	$ 19.7	$ 19.23	$ 16.81	$ 14.59
Stock options exercisable at June 30, 2011, Weighted-Average Exercise Price	$ 18.52	$ 18.41
Outstanding, Weighted-Average Remaining Contractual Life (Years)	4.52	4.58	5.06	5.16	5.19
Stock options exercisable at June 30, 2011, Weighted-Average Remaining Contractual Life (Years)	3.74	3.91
Outstanding, Aggregate Intrinsic Value	$ 16,403	$ 38,485	$ 24,911	$ 28,516	$ 49,167
Stock options exercisable at June 30, 2011, Aggregate Intrinsic Value	$ 13,181	$ 26,773

Stock Option Plan (Schedule Of Restricted Stock Award Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 Restricted Stock Awards [Member]	Jun. 30, 2010 Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, Beginning Balance, Shares	444,151	187,850
Granted, Shares	309,227	451,143	225,946
Vested, Shares	(61,150)	(154,224)	(16,007)
Forfeited or canceled, Shares	(4,315)	(40,618)	(22,089)
Nonvested, Ending Balance, Shares	687,913	444,151	187,850
Nonvested, Beginning Balance, Weighted-Average Fair Value	$ 23.62	$ 18.46
Granted, Weighted-Average Fair Value	$ 26.78	$ 25.19	$ 18.29
Vested, Weighted-Average Fair Value	$ 22.02	$ 22.08	$ 17.46
Forfeited or canceled, Weighted-Average Fair Value	$ 23.44	$ 23.03	$ 17.46
Nonvested, Ending Balance, Weighted-Average Fair Value	$ 25.19	$ 23.62	$ 18.46

Redeemable Noncontrolling Interest (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Apr. 30, 2010
Redeemable Noncontrolling Interest [Abstract]
Ownership percentage acquired by parent		60.00%
Ownership percentage acquired by Middlebury's		40.00%
Cash paid to acquired ownership percentage		$ 4
Assumed liabilities and contributed assets on acquired ownership percentage		0.6
Transation expenses including selling, administrative and other operating expenses	$ 1.9	$ 0.2

Redeemable Noncontrolling Interest (Redeemable Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Initial recording of redeemable noncontrolling interest	$ 17,200				$ 17,374					$ 17,374
Net loss	(251)	(617)	(335)	(129)	(46)	(412)	(36)	(49)	(141)	(1,127)	(638)	(586)
Balance of redeemable noncontrolling interest	17,200	17,200				17,374				17,200	17,374
Noncontrolling Interest [Member]
Initial recording of redeemable noncontrolling interest					17,374				17,374	17,374	17,374
Net loss										(1,113)	(365)
Adjustment to redemption value										939	365
Balance of redeemable noncontrolling interest		$ 17,200				$ 17,374				$ 17,200	$ 17,374

Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2010 years	Jun. 30, 2011 years	Apr. 30, 2007
Commitments And Contingencies [Abstract]
Term of employment agreement with CEO, in years		3
Minimum commitment fee payable to vendor for license agreement	$ 2.5		$ 1
Renewal term of license agreement, in years	2
License agreement, expiration date	August 2012

Acquisitions (Narrative) (Details)	3 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Jul. 23, 2010 USD ($)	Apr. 30, 2010 USD ($)	Jul. 23, 2010 KC Distance Learning, Inc. [Member]	Sep. 30, 2011 The American Education Corporation [Member] USD ($)	Jun. 30, 2011 The American Education Corporation [Member] USD ($)	Dec. 31, 2010 The American Education Corporation [Member] USD ($)	Dec. 01, 2010 The American Education Corporation [Member] USD ($)	Apr. 01, 2011 International School Of Berne [Member] USD ($)	Apr. 01, 2011 International School Of Berne [Member] CHF	Jun. 30, 2011 Kaplan/Insight Assets [Member] USD ($)	Dec. 01, 2010 Maximum [Member] The American Education Corporation [Member] USD ($)	Sep. 30, 2011 The Web International Education Group, Ltd. [Member]	Jun. 30, 2011 The Web International Education Group, Ltd. [Member]	Jan. 03, 2011 The Web International Education Group, Ltd. [Member] USD ($)	Jan. 03, 2011 The Web International Education Group, Ltd. [Member] Minimum [Member]
Business Acquisition [Line Items]
Number of shares issued					2,750,000
Value of shares issued			$ 63,100,000
Intangible assets total value			21,900,000						4,500,000
Curriculum development costs value			3,900,000
Business acquisition, non-recurring transaction costs		1,900,000		200,000
Business acquisition cash paid				4,000,000					35,200,000
Amount held in escrow included in purchase price								6,800,000
Business acquisition, net working capital accounts									1,900,000
Business acquisition, long term assets									8,300,000
Business acquisition, goodwill amount			34,500,000						15,700,000
Business acquisition, other long term liabilities and taxes payable									2,000,000
Indemnification escrow amount													6,800,000
Minimum amount of aggregate claims for entitlement for indeminification escrow amount									250,000
Percentage of installments	50.00%	50.00%
Number of installments	2	2
Liabilities recognized						830,000	830,000
Receivable from the escrow account						580,000	580,000
Equity method investments	10,000,000	10,000,000														10,000,000
Ownership percentage acquired by parent				60.00%										20.00%	20.00%	20.00%
Option to purchase equity interest																	51.00%
Business acquisition										2,200,000	2,000,000
Business acquisition, assets purchased	$ 100,000	$ 1,300,000										$ 12,600,000

Acquisitions (Schedule Of Estimated Fair Values At The Acquisition Date) (Details) (USD $) In Millions, unless otherwise specified	Jul. 23, 2010
Acquisitions [Abstract]
Current assets	$ 8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)
Fair value of total consideration transferred	$ 63.1

Acquisitions (Schedule Of Unaudited Pro Forma Combined Results Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Acquisitions [Abstract]
Revenues	$ 136,193	$ 523,755	$ 421,119
Net Income	$ 568	$ 10,839	$ 18,082

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011
Related Party Transactions [Abstract]
Purchases of services and assets	$ 0.1	$ 1.3
Outstanding balance of capital leases	$ 1.6	$ 0.5

Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011 months years days	Jun. 30, 2010	Jun. 30, 2009
Employee Benefits [Abstract]
Employees age eligibility to contribute in 401(k) plan (in years)	18
Minimum employment period to contribute in 401(k) plan (in days)	30
Maximum percentage of employees contribution to 401(k) plan	15.00%
Percentage of company matching contribution	25.00%
Percentage of company contribution to participant's compensation	4.00%
Minimum service period for company contribution (in months)	6
Company contribution, vesting period (in years)	3
Company expense under 401(k) plan	$ 0.4	$ 0.4	$ 0.3

Supplemental Disclosure Of Cash Flow Information (Schedule Of Supplemental Disclosure Of Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Supplemental Disclosure Of Cash Flow Information [Abstract]
Cash paid for interest	$ 230	$ 238	$ 1,216	$ 1,282	$ 1,428
Cash paid for taxes, net of refunds	9	1,461	4,616	872	65
Property and equipment financed by capital lease obligations			15,645	12,194	16,044
Property and equipment financed by notes payable			1,872
Cash receipts in transit from exercise of stock options			87		691
Issuance of stock options related to earn-out provision of Power-Glide acquisition					71
Net working capital contributed to Middlebury Interactive Languages venture				3,374
Intangible assets contributed to Middlebury Interactive Languages venture				14,000
Purchase of perpetual license agreement/accrued liabilities		250		250
New capital lease obligations	14,305	10,385
Current assets		9,198	13,396
Property, equipment and capitalized software development costs	1,626	8,800	12,938
Capitalized curriculum development costs		3,873	8,073
Intangible assets		22,810	27,310
Goodwill	11,041	34,704	53,789
Other non-current assets		138	198
Deferred tax liabilities		(5,108)	(6,989)
Assumed liabilities		(5,708)	(12,229)
Deferred revenue	(85)	(2,111)	(5,554)
Other noncurrent liabilities		(1,250)	(738)
Contingent consideration		1,700	(1,700)
Issuance of Series A Special Stock		$ 63,112	$ (63,112)

Quarterly Results Of Operations (Schedule Of Quarterly Financial Information) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Quarterly Results Of Operations [Abstract]
Revenues	$ 193,330	$ 128,268	$ 130,293	$ 129,002	$ 134,871	$ 88,321	$ 96,627	$ 93,197	$ 106,325	$ 522,434	$ 384,470	$ 315,573
Instructional costs and services	107,579	78,107	77,727	76,195	75,082	55,868	56,479	51,589	58,093	307,111	222,029	196,976
Selling, administrative, and other	71,260	52,324	36,763	35,177	50,498	32,329	26,843	24,899	33,327	174,762	117,398	86,683
Product development expenses	6,224	4,029	4,972	3,435	3,911	1,999	2,924	2,415	2,238	16,347	9,576	9,575
Total costs and expenses	185,063	134,460	119,462	114,807	129,491	90,196	86,246	78,903	93,658	498,220	349,003	293,234
Income from operations	8,267	(6,192)	10,831	14,195	5,380	(1,875)	10,381	14,294	12,667	24,214	35,467	22,339
Interest expense, net	(221)	(237)	(307)	(366)	(297)	(289)	(361)	(324)	(357)	(1,207)	(1,331)	(982)
Income before income tax expense and noncontrolling interest	8,046	(6,429)	10,524	13,829	5,083	(2,164)	10,020	13,970	12,310	23,007	34,136	21,357
Income tax benefit (expense)	(3,697)	2,968	(5,260)	(6,119)	(2,931)	427	(3,927)	(4,381)	(5,368)	(11,342)	(13,249)	(9,628)
Net income - K12 Inc.	4,349	(3,461)	5,264	7,710	2,152	(1,737)	6,093	9,589	6,942	11,665	20,887	11,729
Add net income attributable to noncontrolling interest	251	617	335	129	46	412	36	49	141	1,127	638	586
Net income attributable to common stockholders, including Series A stockholders	$ 4,600	$ (2,844)	$ 5,599	$ 7,839	$ 2,198	$ (1,325)	$ 6,129	$ 9,638	$ 7,083	$ 12,792	$ 21,525	$ 12,315
Net income (loss) attributable to common stockholders per share, Basic	$ 0.12	$ (0.08)	$ 0.17	$ 0.24	$ 0.07	$ (0.04)	$ 0.2	$ 0.33	$ 0.24	$ 0.37	$ 0.72	$ 0.43
Weighted average shares used in computing per share amounts, Basic	35,629,836	34,460,563	30,958,807	30,565,683	30,343,696	30,195,130	29,951,327	29,648,674	29,378,074	31,577,758	29,791,973	28,746,188
Net income (loss) attributable to common stockholders per share, Diluted	$ 0.12	$ (0.08)	$ 0.16	$ 0.23	$ 0.07	$ (0.04)	$ 0.2	$ 0.32	$ 0.24	$ 0.37	$ 0.71	$ 0.42
Weighted average shares used in computing per share amounts, Diluted	35,954,075	34,460,563	31,758,313	31,128,286	30,805,106	30,195,130	30,352,974	29,974,642	29,948,550	32,114,761	30,248,683	29,639,974

Valuation And Qualifying Accounts (Details) (USD $)	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 1,362,530		$ 1,055,261		$ 1,458,372
Additions (Deductions) Charged to Cost and Expenses	1,471,510		502,723		423,571
Deductions from Allowance	1,056,559		195,454		826,682
Balance at End of Period	1,777,481		1,362,530		1,055,261
Inventory Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,903,448		884,094		734,827
Additions (Deductions) Charged to Cost and Expenses	1,060,157		1,085,270		149,267
Deductions, Shrinkage and Obsolescence	46,946		65,916
Balance at End of Period	2,916,659		1,903,448		884,094
Computer Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	843,876	[1]	1,022,147	[1]	778,789	[1]
Additions (Deductions) Charged to Cost and Expenses	219,409	[1]	(178,271)	[1]	243,358	[1]
Deductions, Shrinkage and Obsolescence		[1]		[1]		[1]
Balance at End of Period	1,063,285	[1]	843,876	[1]	1,022,147	[1]
Income Tax Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	820,213		746,726		610,954
Additions to Net Deferred Tax Assets Allowance	95,732		73,487		135,772
Deductions in Net Deferred Tax Asset Allowance
Balance at End of Period	$ 915,945		$ 820,213		$ 746,726

[1]	A reserve account is maintained against potential shrinkage and obsolescence for those computers provided to our students. The reserve is calculated based upon several factors including historical percentages, the net book value and remaining useful life. During fiscal year 2011, certain computers were written off against the reserve.